UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Diversified Income Fund April 30, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	56
Statements of changes in net assets	58
Financial highlights	60
Notes to financial statements	70
Other Fund information	89
About the organization	90

Unless otherwise noted, views expressed herein are current as of April 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2010 to April 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2010 to April 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/10	4/30/11	Expense Ratio	11/1/10 to 4/30/11*
Actual Fund return
Class A	$1,000.00	$1,016.40	0.92%	$4.60
Class B	1,000.00	1,013.60	1.67%	8.34
Class C	1,000.00	1,013.70	1.67%	8.34
Class R	1,000.00	1,016.20	1.17%	5.85
Institutional Class	1,000.00	1,018.70	0.67%	3.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35
Class R	1,000.00	1,018.99	1.17%	5.86
Institutional Class	1,000.00	1,021.47	0.67%	3.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Security type/sector allocation
Delaware Diversified Income Fund	As of April 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	2.26%
Agency Mortgage-Backed Securities	10.82%
Commercial Mortgage-Backed Securities	5.51%
Convertible Bonds	1.88%
Corporate Bonds	52.43%
Banking	7.18%
Basic Industry	4.33%
Brokerage	1.88%
Capital Goods	2.00%
Communications	7.35%
Consumer Cyclical	3.40%
Consumer Non-Cyclical	8.34%
Electric	3.37%
Energy	7.43%
Finance Companies	2.76%
Industrials	0.07%
Insurance	1.41%
Natural Gas	0.22%
Real Estate	1.31%
Technology	0.79%
Transportation	0.59%
Municipal Bonds	0.10%
Non-Agency Asset-Backed Securities	2.35%
Non-Agency Collateralized Mortgage Obligations	1.02%
Regional Bonds	0.68%
Senior Secured Loans	4.76%
Sovereign Bonds	12.10%
Supranational Banks	0.62%
U.S. Treasury Obligations	1.94%
Common Stock	0.00%

Security type/sector allocation
Delaware Diversified Income Fund

Security type	Percentage of net assets
Convertible Preferred Stock	0.17%
Preferred Stock	0.73%
Warrant	0.00%
Purchased Option	0.00%
Short-Term Investments	8.80%
Securities Lending Collateral	5.74%
Total Value of Securities	111.92%
Obligation to Return Securities Lending Collateral	(5.83%)
Other Liabilities Net of Receivables and Other Assets	(6.09%)
Total Net Assets	100.00%

Statement of net assets
Delaware Diversified Income Fund	April 30, 2011 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	USD	855,829	$879,456
Fannie Mae Whole Loan
	Series 2001-W2 AS5 6.473% 10/25/31		3,581	3,664
•	Series 2002-W11 AV1 0.553% 11/25/32		16,389	15,779
Total Agency Asset-Backed Securities
(cost $838,051)				898,899

Agency Collateralized Mortgage Obligations – 2.26%
Fannie Mae Grantor Trust
•	Series 1999-T2 A1 7.50% 1/19/39		25,757	29,323
	Series 2001-T8 A2 9.50% 7/25/41		95,553	109,331
	Series 2002-T4 A3 7.50% 12/25/41		284,810	329,099
	Series 2002-T19 A1 6.50% 7/25/42		172,696	194,229
	Series 2004-T1 1A2 6.50% 1/25/44		129,587	144,367
Fannie Mae Interest Strip
	Series 265 2 9.00% 3/1/24		13,105	15,302
Fannie Mae REMICs
	Series 1990-92 C 7.00% 8/25/20		1,640	1,837
	Series 1996-46 ZA 7.50% 11/25/26		264,386	296,858
	Series 2001-50 BA 7.00% 10/25/41		146,651	166,074
	Series 2002-83 GH 5.00% 12/25/17		460,000	500,087
	Series 2002-90 A2 6.50% 11/25/42		322,843	375,204
	Series 2003-26 AT 5.00% 11/25/32		18,613,000	19,937,335
	Series 2003-38 MP 5.50% 5/25/23		7,589,602	8,312,407
	Series 2003-106 WE 4.50% 11/25/22		11,400,000	12,196,030
	Series 2003-122 AJ 4.50% 2/25/28		349,673	362,983
	Series 2005-110 MB 5.50% 9/25/35		3,141,535	3,435,086
	Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,286,112
	Series 2010-41 PN 4.50% 4/25/40		7,623,413	7,537,268
	Series 2010-96 DC 4.00% 9/25/25		14,575,000	14,560,849
•	Series G-9 FA 1.15% 4/25/21		461	462
Fannie Mae Whole Loan
•	Series 2002-W1 2A 7.231% 2/25/42		24,921	28,194
•	Series 2002-W6 2A 7.214% 6/25/42		48,396	54,969
•	Series 2003-W1 2A 7.263% 12/25/42		23,750	27,231
	Series 2003-W10 1A4 4.505% 6/25/43		40,955	43,227
	Series 2003-W15 2A7 5.55% 8/25/43		24,701	26,831
	Series 2004-W9 2A1 6.50% 2/25/44		458,112	519,058
	Series 2004-W11 1A2 6.50% 5/25/44		610,895	694,703

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs
	Series 1730 Z 7.00% 5/15/24	USD	400,147	$451,774
	Series 2326 ZQ 6.50% 6/15/31		1,091,844	1,235,172
	Series 2557 WE 5.00% 1/15/18		4,181,000	4,580,479
	Series 2598 QD 5.50% 4/15/32		1,183,057	1,264,069
	Series 2621 QH 5.00% 5/15/33		35,000	36,887
	Series 2622 PE 4.50% 5/15/18		8,300,000	8,899,380
	Series 2624 QH 5.00% 6/15/33		40,000	42,375
	Series 2662 MA 4.50% 10/15/31		354,229	368,857
	Series 2687 PG 5.50% 3/15/32		2,102,841	2,280,597
	Series 2694 QG 4.50% 1/15/29		2,075,112	2,130,039
	Series 2717 MH 4.50% 12/15/18		125,000	134,592
	Series 2762 LG 5.00% 9/15/32		9,050,000	9,744,786
	Series 2809 DC 4.50% 6/15/19		3,135,709	3,367,067
	Series 2872 GC 5.00% 11/15/29		2,465,000	2,569,514
	Series 2890 PC 5.00% 7/15/30		2,175,000	2,271,805
	Series 3022 MB 5.00% 12/15/28		1,095,960	1,125,039
	Series 3123 HT 5.00% 3/15/26		50,000	53,294
	Series 3128 BC 5.00% 10/15/27		4,996,828	5,083,122
	Series 3131 MC 5.50% 4/15/33		2,075,000	2,260,007
	Series 3150 EQ 5.00% 5/15/26		45,000	47,719
	Series 3171 MG 6.00% 8/15/34		4,000,000	4,530,794
	Series 3173 PE 6.00% 4/15/35		1,135,000	1,258,958
	Series 3337 PB 5.50% 7/15/30		2,700,000	2,760,820
	Series 3416 GK 4.00% 7/15/22		369,643	386,716
	Series 3656 PM 5.00% 4/15/40		11,118,918	11,663,590
•	Freddie Mac Strip Series 19 F
	1.223% 6/1/28		10,095	10,043
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		136,924	160,203
	Series T-54 2A 6.50% 2/25/43		37,192	42,137
	Series T-58 2A 6.50% 9/25/43		859,953	965,700
	• Series T-60 1A4C 5.342% 3/25/44		14,676	15,467
	GNMA Series 2010-113 KE 4.50% 9/20/40		20,392,264	20,680,595
	NCUA Guaranteed Notes Series 2010-C1 A2
	2.90% 10/29/20		6,420,000	6,342,760
•	Vendee Mortgage Trust Series 2000-1 1A
	6.815% 1/15/30		9,463	10,963
Total Agency Collateralized Mortgage Obligations
(cost $169,665,779)				172,959,776

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities – 10.82%
	Fannie Mae
	4.00% 9/1/13	USD	2,918	$2,986
	5.50% 1/1/13		320,720	331,165
	6.50% 8/1/17		219,627	241,391
	7.00% 11/15/16		136,828	142,002
•	Fannie Mae ARM
	2.084% 1/1/36		169,638	176,304
	2.088% 7/1/33		114,277	118,723
	2.188% 11/1/24		3,663	3,782
	2.402% 10/1/33		126,048	131,488
	2.479% 12/1/33		6,499	6,802
	2.489% 11/1/32		638	667
	2.623% 8/1/34		10,960	11,512
	2.678% 6/1/34		198,075	206,689
	2.701% 6/1/34		2,954	3,061
	2.768% 11/1/35		208,053	218,204
	3.622% 4/1/36		790,183	828,793
	3.857% 4/1/36		532,730	564,676
	4.986% 11/1/33		694,852	733,653
	4.991% 8/1/35		397,494	421,690
	5.031% 3/1/38		31,420	33,622
	5.062% 5/1/36		829,770	883,434
	5.082% 9/1/38		760,607	811,307
	5.142% 11/1/35		1,380,999	1,472,343
	5.49% 6/1/37		19,306	20,578
	5.652% 4/1/37		2,322,903	2,464,738
	5.929% 8/1/37		2,012,083	2,168,656
	5.984% 6/1/36		288,556	309,215
	6.001% 7/1/36		182,029	194,976
	6.239% 7/1/36		8,042	8,621
	6.272% 4/1/36		2,541	2,732
	6.279% 8/1/36		115,279	123,528
	Fannie Mae Relocation 15 yr
	4.00% 9/1/20		865,652	885,243
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35		17,002	16,729
	5.00% 9/1/33		290,129	303,665
	5.00% 11/1/33		375,142	392,644
	5.00% 1/1/34		148,436	155,361
	5.00% 8/1/34		137,883	144,316

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr (continued)
5.00% 11/1/34	USD	321,147	$336,129
5.00% 4/1/35		720,475	754,088
5.00% 10/1/35		521,495	545,825
5.00% 1/1/36		942,126	986,080
Fannie Mae S.F. 15 yr
4.00% 5/1/19		6,645	7,001
4.00% 7/1/25		19,390,374	20,132,765
4.00% 8/1/25		26,546,868	27,563,258
4.00% 11/1/25		27,699,952	28,786,458
4.50% 6/1/23		7,942,159	8,397,122
5.00% 9/1/20		9,732	10,468
5.00% 5/1/21		1,213,572	1,307,134
5.50% 4/1/23		279,825	303,656
5.50% 6/1/23		207,203	224,849
6.00% 9/1/21		7,212,512	7,898,944
6.00% 8/1/22		115,710	126,723
Fannie Mae S.F. 15 yr TBA
5.50% 5/1/26		58,165,000	63,072,672
Fannie Mae S.F. 20 yr
5.00% 8/1/28		3,846,589	4,094,566
5.50% 8/1/28		8,584,119	9,266,593
Fannie Mae S.F. 30 yr
4.50% 3/1/39		3,550,864	3,662,995
5.00% 6/1/35		12,799	13,572
5.00% 7/1/35		22,154	23,492
5.00% 9/1/35		1,655,189	1,755,169
5.00% 12/1/36		12,977,470	13,761,362
5.00% 12/1/37		1,617,000	1,709,621
5.00% 2/1/38		1,254,864	1,326,349
5.00% 7/1/40		33,025,552	34,917,226
6.00% 10/1/33		2,272	2,508
6.00% 6/1/35		13,716	15,075
6.00% 6/1/38		336,832	368,729
6.50% 2/1/36		4,395,330	4,956,812
6.50% 3/1/36		3,460,375	3,902,151
6.50% 9/1/37		3,052,747	3,437,235
7.00% 8/1/32		125,872	144,784
7.00% 9/1/32		80,231	92,285
7.00% 2/1/36		38,152	43,697

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	7.00% 4/1/37	USD	33,181	$38,004
	7.00% 12/1/37		38,318	43,886
	7.50% 1/1/31		2,743	3,197
	7.50% 3/1/32		36,019	42,041
	7.50% 4/1/32		37,289	43,523
	7.50% 6/1/34		26,237	30,482
	7.50% 10/1/34		35,327	41,179
	Fannie Mae S.F. 30 yr TBA
	4.00% 5/1/41		77,745,000	77,368,403
	4.50% 5/1/41		24,675,000	26,039,824
	5.50% 5/1/41		108,650,000	116,934,563
	6.00% 5/1/41		248,280,000	271,478,786
	Freddie Mac 7.00% 2/25/14		1,861	1,929
•	Freddie Mac ARM
	2.467% 12/1/33		350,249	366,606
	2.562% 12/1/33		107,559	112,730
	2.589% 4/1/33		3,366	3,396
	2.627% 5/1/35		311,232	322,654
	2.683% 3/1/36		126,972	134,055
	2.821% 4/1/34		42,502	44,634
	5.646% 7/1/36		788,259	827,144
	5.692% 8/1/37		21,790	23,145
	5.804% 10/1/36		217,252	232,874
	5.971% 10/1/37		29,347	31,469
	6.071% 10/1/37		951,223	1,022,675
	6.307% 2/1/37		1,391,217	1,459,401
	Freddie Mac Relocation 15 yr
	3.50% 10/1/18		152,573	157,010
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		985,689	1,032,599
	6.50% 10/1/30		806	909
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14		33,427	34,908
	4.50% 5/1/20		2,713,659	2,888,614
	5.00% 6/1/18		1,052,853	1,129,652
	5.00% 4/1/20		1,343,905	1,446,675
	5.50% 7/1/14		2,300	2,411

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
		4.50% 10/1/35	USD	2,425,499	$2,513,652
		5.00% 7/1/38		6,510,671	6,871,388
		6.00% 2/1/36		7,578,463	8,303,236
		6.50% 10/1/32		3,305	3,732
		6.50% 8/1/38		1,051,653	1,181,951
		7.00% 11/1/33		408,966	471,852
	Freddie Mac S.F. 30 yr TBA
		6.50% 5/1/41		38,100,000	42,785,119
	GNMA I S.F. 30 yr
		7.00% 5/15/28		190,826	220,294
		7.00% 12/15/34		4,196,136	4,759,106
		7.50% 10/15/30		2,397	2,798
		7.50% 2/15/32		673	786
		9.50% 9/15/17		5,006	5,818
		10.00% 7/15/17		3,531	3,555
Total Agency Mortgage-Backed Securities
(cost $815,880,712)					828,945,354

Commercial Mortgage-Backed Securities – 5.51%
#	American Tower Trust Series 2007-1A AFX
		144A 5.42% 4/15/37		8,015,000	8,649,225
	Bank of America Commercial Mortgage Securities
		Series 2004-2 A3 4.05% 11/10/38		1,068,291	1,084,272
	•	Series 2004-3 A5 5.625% 6/10/39		9,375,000	10,159,536
		Series 2004-5 A3 4.561% 11/10/41		15,099	15,246
	•	Series 2005-1 A5 5.329% 11/10/42		14,810,000	16,084,309
	•	Series 2005-6 A4 5.368% 9/10/47		10,190,000	11,159,723
	•	Series 2006-2 A4 5.929% 5/10/45		7,622,000	8,486,640
		Series 2006-4 A4 5.634% 7/10/46		15,875,000	17,497,465
	Bear Stearns Commercial Mortgage Securities
	•	Series 2005-PW10 A4
		5.405% 12/11/40		17,341,000	18,914,411
	•	Series 2005-T20 A4A
		5.296% 10/12/42		12,110,000	13,212,388
	•	Series 2006-PW12 A4
		5.907% 9/11/38		7,235,000	8,043,542
		Series 2007-PW15 A4
		5.331% 2/11/44		7,780,000	8,312,890

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
#	CFCRE Commercial Mortgage Trust
	Series 2011-C1 A2 144A
	3.759% 4/15/44	USD	4,545,000	$4,641,226
•	Citigroup Commercial Mortgage Trust
	Series 2004-C1 A4 5.541% 4/15/40		10,770,000	11,687,812
•	Citigroup/Deutsche Bank Commercial
	Mortgage Trust Series 2005-CD1 A4
	5.396% 7/15/44		6,250,000	6,827,474
w	Commercial Mortgage Pass Through Certificates
	• Series 2005-C6 A5A 5.116% 6/10/44		9,515,000	10,313,383
	Series 2006-C7 A2 5.69% 6/10/46		415,141	415,437
	# Series 2010-C1 A1 144A
	3.156% 7/10/46		8,488,204	8,574,064
•#	Credit Suisse First Boston Mortgage
	Securities Series 2001-SPGA A2 144A
	6.515% 8/13/18		1,491,000	1,509,768
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.681% 2/15/39		613,347	650,864
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C 144A
	5.729% 11/10/46		10,740,000	11,076,311
#	FDIC Structured Sale Guaranteed Notes
	Series 2010-C1 A 144A
	2.98% 12/6/20		8,689,696	8,760,160
	First Union National Bank-Bank of America
	Commercial Mortgage Trust
	Series 2001-C1 C 6.403% 3/15/33		2,748	2,755
•	GE Capital Commercial Mortgage
	Series 2005-C4 A4 5.493% 11/10/45		108,000	117,921
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37		18,990,000	20,474,893
	GS Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38		15,100	15,151
	• Series 2004-GG2 A5 5.279% 8/10/38		2,310,000	2,432,685
	•* Series 2004-GG2 A6 5.396% 8/10/38		9,897,000	10,734,401
	Series 2005-GG4 A4 4.761% 7/10/39		13,580,350	14,367,334
	* Series 2005-GG4 A4A 4.751% 7/10/39		37,459,000	40,076,803
	• Series 2006-GG6 A4 5.553% 4/10/38		10,115,000	11,020,774
	# Series 2010-C1 A2 144A 4.592% 8/10/43		16,975,000	17,468,185
	•# Series 2010-C1 C 144A 5.635% 8/10/43		10,142,000	10,568,076

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34	USD	3,226,000	$3,362,148
	• Series 2005-CB11 A4 5.335% 8/12/37		2,280,000	2,488,700
	• Series 2005-LDP3 A4A 4.936% 8/15/42		3,680,000	3,978,742
	• Series 2005-LDP4 A4 4.918% 10/15/42		16,675,000	17,912,418
	• Series 2005-LDP5 A4 5.372% 12/15/44		7,095,000	7,765,175
	LB-UBS Commercial Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31		10,385,000	11,002,670
	• Series 2004-C4 A4 5.50% 6/15/29		2,925,000	3,146,876
	Merrill Lynch Mortgage Trust
	# Series 2002-MW1 J 144A
	5.695% 7/12/34		30,000	18,802
	Series 2005-CIP1 A2 4.96% 7/12/38		286,934	289,973
	• Series 2005-CKI1 A6
	5.397% 11/12/37		1,660,000	1,811,334
	Morgan Stanley Capital I
	• Series 2004-T15 A4 5.27% 6/13/41		2,585,000	2,796,558
	Series 2005-HQ6 A4A
	4.989% 8/13/42		3,935,000	4,258,405
	• Series 2007-T27 A4 5.795% 6/11/42		21,483,500	23,922,625
•#	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP1 E 144A
	7.467% 2/15/33		185,000	184,858
#	OBP Depositor Trust Series 2010-OBP A
	144A 4.646% 7/15/45		8,545,000	8,890,866
#	Timberstar Trust 144A
	Series 2006-1A A 5.668% 10/15/36		14,335,000	15,522,461
	Series 2006-1A C 5.884% 10/15/36		1,500,000	1,576,801
•	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20 A5 5.087% 7/15/42		51,829	52,521
Total Commercial Mortgage-Backed
Securities (cost $389,804,221)				422,337,057

Convertible Bonds – 1.88%
	AAR 1.75% exercise price $29.43,
	expiration date 2/1/26		2,482,000	2,708,483
*	Advanced Micro Devices 6.00% exercise
	price $28.08, expiration date 5/1/15		4,465,000	4,638,019

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	Alaska Communications System Group
	5.75% exercise price $12.90,
	expiration date 3/1/13	USD	4,419,000	$4,645,474
	Alcatel-Lucent USA 2.75% exercise price
	$15.35, expiration date 6/15/25		5,280,000	5,220,600
*	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		5,811,000	6,413,891
#	Altra Holdings 144A 2.75% exercise price
	$27.70, expiration date 3/1/31		1,658,000	1,883,903
*	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		5,419,000	5,432,548
#	Ares Capital 144A 5.75% exercise price
	$19.13, expiration date 2/1/16		2,269,000	2,416,485
*	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		4,393,000	4,409,474
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 12/1/40		2,356,000	2,462,020
*	Dendreon 2.875% exercise price $51.24,
	expiration date 1/15/16		1,960,000	2,251,550
#	Digital Realty Trust 144A 5.50% exercise
	price $42.49, expiration date 4/15/29		1,446,000	2,142,791
*	Equinix 4.75% exercise price $84.32,
	expiration date 6/15/16		3,731,000	5,270,038
	Euronet Worldwide 3.50% exercise price
	$40.48, expiration date 10/15/25		3,099,000	3,110,621
*#	Gaylord Entertainment 144A
	3.75% exercise price $27.25,
	expiration date 10/1/14		3,473,000	5,079,263
ϕ	General Cable 4.50% exercise price
	$36.75, expiration date 11/15/29		2,270,000	3,495,800
*	Health Care REIT 3.00% exercise price
	$51.08, expiration date 12/1/29		3,015,000	3,425,794
ϕ*	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		8,761,000	8,541,974
*	Intel 2.95% exercise price $30.75,
	expiration date 12/15/35		4,060,000	4,349,275
*	Jefferies Group 3.875% exercise price
	$38.72, expiration date 11/1/29		3,924,000	4,046,625

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
*	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/15/14	USD	5,140,000	$5,005,075
#	Lexington Realty Trust 144A
	6.00% exercise price $7.09,
	expiration date 1/15/30		4,405,000	6,497,374
	Linear Technology 3.00% exercise price
	$44.72, expiration date 5/1/27		7,575,000	8,228,343
	Live Nation Entertainment
	2.875% exercise price $27.14,
	expiration date 7/15/27		5,995,000	5,597,831
†	Mirant (Escrow) 2.50% exercise price
	$67.95, expiration date 6/15/21		695,000	0
*	National Retail Properties
	5.125% exercise price $25.40,
	expiration date 6/15/28		4,661,000	5,459,196
	NII Holdings 3.125% exercise price
	$118.32, expiration date 6/15/12		3,567,000	3,584,835
#	Owens-Brockway Glass Container
	144A 3.00% exercise price $47.47,
	expiration date 6/1/15		3,170,000	3,205,663
*	Peabody Energy 4.75% exercise price
	$58.31, expiration date 12/15/41		1,900,000	2,446,250
*#	Rayonier TRS Holdings 144A
	4.50% exercise price $50.24,
	expiration date 8/15/15		2,035,000	2,879,525
*	SanDisk 1.50% exercise price $52.37,
	expiration date 8/15/17		3,431,000	3,992,826
	SBA Communications 4.00% exercise
	price $30.38, expiration date 10/1/14		1,692,000	2,423,790
#	Sino-Forest 144A 5.00% exercise price
	$20.29, expiration date 8/1/13		4,099,000	5,579,764
*	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		2,995,000	2,995,000
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37		3,468,000	4,304,655
Total Convertible Bonds (cost $126,446,045)				144,144,755

		Principal amount°		Value (U.S. $)
Corporate Bonds – 52.43%
Banking – 7.18%
*	Abbey National Treasury 4.00% 4/27/16	USD	19,580,000	$19,800,373
	AgriBank FCB 9.125% 7/15/19		14,983,000	18,390,404
	Bank of America
	5.30% 3/15/17		3,980,000	4,183,020
	6.10% 6/15/17		18,055,000	19,677,043
	6.50% 8/1/16		325,000	366,785
#	Bank of Montreal 144A 2.85% 6/9/15		9,020,000	9,262,683
	BB&T 5.25% 11/1/19		20,134,000	21,080,298
	BB&T Capital Trust II 6.75% 6/7/36		13,235,000	13,860,883
•	BB&T Capital Trust IV 6.82% 6/12/57		5,875,000	5,985,156
•	Branch Banking & Trust 0.63% 9/13/16		5,500,000	5,310,976
#	Canadian Imperial Bank of Commerce
	144A 2.60% 7/2/15		9,020,000	9,184,209
*	Capital One Capital V 10.25% 8/15/39		14,862,000	16,143,848
*	City National 5.25% 9/15/20		13,865,000	14,156,553
@#	CoBank ACB 144A 7.875% 4/16/18		10,520,000	12,089,184
#	Export-Import Bank of Korea 144A
	5.25% 2/10/14		8,995,000	9,671,163
	Fifth Third Bancorp 3.625% 1/25/16		20,230,000	20,547,186
•	Fifth Third Capital Trust IV 6.50% 4/15/37		6,301,000	6,222,238
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		2,965,000	2,787,100
	JPMorgan Chase Bank
	5.875% 6/13/16		4,450,000	4,982,491
	6.00% 10/1/17		6,970,000	7,785,058
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		29,563,000	30,505,912
	KeyBank 6.95% 2/1/28		19,095,000	20,575,760
	KeyCorp 5.10% 3/24/21		8,965,000	9,199,874
	Korea Development Bank 8.00% 1/23/14		13,825,000	15,890,082
•	National City Bank 0.68% 6/7/17		10,600,000	10,016,767
	PNC Bank 6.875% 4/1/18		18,049,000	21,177,975
	PNC Funding 5.25% 11/15/15		1,335,000	1,448,941
•#	PNC Preferred Funding Trust II 144A
	6.113% 3/29/49		13,400,000	11,794,372
•#	Rabobank Nederland 144A
	11.00% 12/29/49		23,306,000	30,504,711
	Santander Holdings USA 4.625% 4/19/16		7,650,000	7,904,707

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Silicon Valley Bank
	5.70% 6/1/12	USD	7,302,000	$7,678,265
	6.05% 6/1/17		6,300,000	7,089,478
•	SunTrust Bank 0.603% 8/24/15		6,285,000	5,987,305
	SunTrust Banks 3.60% 4/15/16		9,860,000	9,998,365
•*	SunTrust Capital VIII 6.10% 12/15/36		20,066,000	19,727,467
*	SVB Financial Group 5.375% 9/15/20		5,500,000	5,479,628
	U.S. Bank
	4.95% 10/30/14		5,005,000	5,508,798
	6.30% 2/4/14		2,361,000	2,640,710
•	USB Capital IX 3.50% 10/29/49		36,267,000	30,741,359
	Wachovia
	• 0.648% 10/15/16		7,950,000	7,535,026
	5.25% 8/1/14		10,855,000	11,781,322
	5.60% 3/15/16		8,245,000	9,078,734
	5.625% 10/15/16		8,825,000	9,765,180
	Wells Fargo 4.60% 4/1/21		12,150,000	12,304,220
•	Wells Fargo Capital XIII 7.70% 12/29/49		17,637,000	18,351,299
	Zions Bancorporation
	* 5.65% 5/15/14		2,405,000	2,515,070
	7.75% 9/23/14		3,305,000	3,671,743
				550,359,721
Basic Industry – 4.33%
*	AK Steel 7.625% 5/15/20		5,468,000	5,775,575
	Alcoa
	* 5.40% 4/15/21		3,850,000	3,916,647
	6.75% 7/15/18		18,925,000	21,427,226
*#	Algoma Acquisition 144A 9.875% 6/15/15		6,027,000	5,642,779
#	Appleton Papers 144A 10.50% 6/15/15		100,000	106,000
	ArcelorMittal
	3.75% 8/5/15		400,000	410,270
	* 5.50% 3/1/21		10,315,000	10,476,904
	9.85% 6/1/19		20,430,000	26,358,704
	Celanese U.S. Holdings 6.625% 10/15/18		2,276,000	2,406,870
	Century Aluminum 8.00% 5/15/14		5,067,000	5,301,349
	CF Industries 7.125% 5/1/20		6,726,000	7,718,085
	Cliffs Natural Resources
	4.875% 4/1/21		9,580,000	9,722,368
	5.90% 3/15/20		4,525,000	4,967,966

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
*#	CODELCO 144A 3.75% 11/4/20	USD	5,437,000	$5,150,003
	Compass Minerals International
	8.00% 6/1/19		3,575,000	3,914,625
	Dow Chemical
	4.25% 11/15/20		6,136,000	6,032,081
	8.55% 5/15/19		29,181,000	37,469,891
*	duPont (E.I.) deNemours 3.625% 1/15/21		27,505,000	26,627,673
#	FMG Resources August 2006 144A
	7.00% 11/1/15		5,201,000	5,513,060
	Georgia-Pacific 8.00% 1/15/24		5,850,000	6,844,500
#	Georgia-Pacific 144A
	5.40% 11/1/20		14,495,000	14,650,430
	8.25% 5/1/16		1,890,000	2,154,600
	Hexion U.S. Finance 8.875% 2/1/18		8,709,000	9,492,810
*	International Paper 9.375% 5/15/19		23,457,000	30,620,556
	Lyondell Chemical 11.00% 5/1/18		6,000	6,810
#	Lyondell Chemical 144A 8.00% 11/1/17		3,005,000	3,358,088
#	MacDermid 144A 9.50% 4/15/17		3,998,000	4,277,860
*	Momentive Performance Materials
	11.50% 12/1/16		6,491,000	7,075,190
*#	Nalco 144A 6.625% 1/15/19		5,237,000	5,420,295
	Noranda Aluminum Acquisition PIK
	5.193% 5/15/15		4,982,889	4,870,774
*	Novelis 8.75% 12/15/20		11,155,000	12,521,488
=@	Port Townsend 12.431% 8/27/12		577,448	262,739
	Reliance Steel & Aluminum
	6.85% 11/15/36		4,892,000	4,906,529
	Ryerson
	•7.679% 11/1/14		1,530,000	1,549,125
	12.00% 11/1/15		5,266,000	5,713,610
	Smurfit Kappa Funding 7.75% 4/1/15		4,016,000	4,136,480
	Southern Copper 7.50% 7/27/35		7,535,000	7,953,788
	Steel Dynamics
	6.75% 4/1/15		2,595,000	2,692,313
	7.75% 4/15/16		5,975,000	6,423,125
*	Teck Resources 9.75% 5/15/14		6,268,000	7,633,521
				331,502,707

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 1.88%
•	Bear Stearns 5.39% 12/7/12	AUD	6,340,000	$6,877,122
	E Trade Financial PIK 12.50% 11/30/17	USD	7,956,000	9,537,255
	Goldman Sachs Group
	3.625% 2/7/16		17,270,000	17,416,467
	5.00% 5/3/18	CAD	3,363,000	3,573,947
	5.375% 3/15/20	USD	15,583,000	16,233,995
	6.25% 2/1/41		8,915,000	9,177,315
	Jefferies Group
	6.25% 1/15/36		7,998,000	7,542,386
	6.45% 6/8/27		16,085,000	16,333,755
	JPMorgan Chase
	3.45% 3/1/16		6,590,000	6,673,653
	*4.40% 7/22/20		3,845,000	3,805,354
	•5.04% 6/21/12	AUD	14,500,000	15,768,711
	Lazard Group 6.85% 6/15/17	USD	16,889,000	18,602,237
*	Morgan Stanley 5.75% 1/25/21		12,405,000	12,927,251
				144,469,448
Capital Goods – 2.00%
	Alion Science & Technology PIK
	12.00% 11/1/14		90,050	93,202
	Allied Waste North America
	6.875% 6/1/17		26,287,000	28,622,783
	7.125% 5/15/16		8,221,000	8,538,248
	Anixter 10.00% 3/15/14		2,102,000	2,433,065
#	Berry Plastics 144A 9.75% 1/15/21		4,780,000	4,821,825
	Case New Holland 7.75% 9/1/13		4,069,000	4,450,469
	Casella Waste Systems 11.00% 7/15/14		1,041,000	1,185,439
*#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		4,088,000	4,200,420
*#	Cemex Finance 144A 9.50% 12/14/16		3,035,000	3,247,450
•*#	Cemex SAB de CV 144A 5.301% 9/30/15		10,999,000	10,960,503
	Clean Harbors 7.625% 8/15/16		802,000	862,150
#	DAE Aviation Holdings 144A
	11.25% 8/1/15		90,000	95,625
	Express Finance 8.75% 3/1/18		4,000	4,395
	Graham Packaging
	8.25% 1/1/17		2,824,000	3,078,160
	8.25% 10/1/18		2,294,000	2,517,665

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	International Wire Group 144A
	9.75% 4/15/15	USD	82,000	$87,843
	Jabil Circuit 7.75% 7/15/16		1,152,000	1,313,280
	Manitowoc 9.50% 2/15/18		118,000	132,750
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		19,170,000	20,814,670
#	Nortek 144A 8.50% 4/15/21		6,040,000	6,055,100
*	NXP BV/NXP Funding 9.50% 10/15/15		6,266,000	6,735,950
#	Plastipak Holdings 144A
	10.625% 8/15/19		3,668,000	4,254,880
*	Ply Gem Industries 13.125% 7/15/14		7,390,000	8,184,425
	Pregis 12.375% 10/15/13		5,260,000	5,220,550
*	RBS Global/Rexnord 11.75% 8/1/16		4,029,000	4,341,248
*	Sanmina-SCI 8.125% 3/1/16		6,037,000	6,323,758
	Temple-Inland 6.875% 1/15/18		9,760,000	10,728,885
	TriMas 9.75% 12/15/17		3,440,000	3,801,200
				153,105,938
Communications – 7.35%
#	Affinion Group 144A 7.875% 12/15/18		5,938,000	5,685,635
	America Movil SAB de CV 5.00% 3/30/20		11,125,000	11,661,781
	AT&T 4.45% 5/15/21		7,985,000	8,047,946
*#	AT&T 144A 5.35% 9/1/40		15,335,000	14,419,731
	Avaya 9.75% 11/1/15		4,910,000	5,094,125
#	Avaya 144A 7.00% 4/1/19		9,301,000	9,254,495
	Avaya PIK 10.125% 11/1/15		1,735,000	1,804,400
	Cablevision Systems
	8.00% 4/15/20		122,000	134,810
	8.625% 9/15/17		335,000	376,875
*	CCO Holdings 8.125% 4/30/20		57,000	63,698
#	Charter Communications Operating 144A
	10.875% 9/15/14		6,474,000	7,267,065
	Citizens Communications 6.25% 1/15/13		1,495,000	1,580,963
*#	Clear Channel Communications 144A
	9.00% 3/1/21		2,783,000	2,845,618
#	Clearwire Communications 144A
	12.00% 12/1/15		7,747,000	8,444,230
	*12.00% 12/1/15		16,239,000	17,741,107

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
*#	Columbus International 144A
	11.50% 11/20/14	USD	7,905,000	$9,130,275
*	Cricket Communications
	7.75% 5/15/16		882,000	945,945
	7.75% 10/15/20		10,189,000	10,430,989
*	Crown Castle International 9.00% 1/15/15		1,893,000	2,110,695
	CSC Holdings
	*6.75% 4/15/12		127,000	132,080
	8.50% 6/15/15		26,000	28,503
#	Digicel 144A
	8.25% 9/1/17		2,277,000	2,425,005
	12.00% 4/1/14		6,310,000	7,430,025
#	Digicel Group 144A
	8.875% 1/15/15		2,865,000	2,993,925
	9.125% 1/15/15		1,038,000	1,084,710
	10.50% 4/15/18		820,000	938,900
	DISH DBS
	7.125% 2/1/16		415,000	444,050
	7.875% 9/1/19		6,165,000	6,704,438
	Entravision Communications 8.75% 8/1/17		2,340,000	2,521,350
	Global Crossing 12.00% 9/15/15		5,434,000	6,384,950
*	GXS Worldwide 9.75% 6/15/15		11,559,000	11,876,873
	Historic TW 6.875% 6/15/18		19,370,000	22,719,169
	Hughes Network Systems 9.50% 4/15/14		4,676,000	4,839,660
	Intelsat Bermuda 11.25% 2/4/17		7,192,000	7,884,230
	Intelsat Bermuda PIK 11.50% 2/4/17		35,287	38,816
#	Intelsat Bermuda PIK 144A 11.50% 2/4/17		1,975,000	2,172,500
	Intelsat Jackson Holdings 11.25% 6/15/16		2,939,000	3,137,383
#	Intelsat Jackson Holdings 144A
	7.25% 10/15/20		3,558,000	3,602,475
	Lamar Media 6.625% 8/15/15		4,549,000	4,672,064
	Level 3 Financing
	9.25% 11/1/14		1,116,000	1,163,430
	*10.00% 2/1/18		3,941,000	4,275,985
	LIN Television 6.50% 5/15/13		965,000	969,825
	MDC Partners 11.00% 11/1/16		111,000	124,875
*	MetroPCS Wireless 6.625% 11/15/20		2,785,000	2,795,444
*#	MTS International Funding 144A
	8.625% 6/22/20		8,320,000	9,516,416

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	NBC Universal Media 144A
	4.375% 4/1/21	USD	40,915,000	$40,012,332
	Nexstar Broadcasting 8.875% 4/15/17		106,000	116,335
*	Nielsen Finance
	11.50% 5/1/16		1,928,000	2,289,500
	11.625% 2/1/14		1,453,000	1,721,805
	NII Capital
	8.875% 12/15/19		1,557,000	1,728,270
	10.00% 8/15/16		6,000,000	6,915,000
	PAETEC Holding
	8.875% 6/30/17		3,792,000	4,156,980
	*9.50% 7/15/15		4,934,000	5,205,370
	Qwest 8.375% 5/1/16		32,767,000	39,074,647
	Qwest Communications International
	7.50% 2/15/14		3,000	3,068
#	Rainbow National Services 144A
	10.375% 9/1/14		1,318,000	1,374,015
#	Sinclair Television Group 144A
	9.25% 11/1/17		3,330,000	3,737,925
*#	Sirius XM Radio 144A
	8.75% 4/1/15		4,500,000	5,062,500
	9.75% 9/1/15		735,000	830,550
	Sprint Capital 8.75% 3/15/32		7,636,000	8,399,600
	Sprint Nextel 6.00% 12/1/16		3,534,000	3,600,263
	Symantec 4.20% 9/15/20		9,630,000	9,201,321
#	Telcordia Technologies 144A 11.00% 5/1/18		2,385,000	2,698,031
	Telecom Italia Capital
	5.25% 10/1/15		8,700,000	9,167,564
	6.999% 6/4/18		13,425,000	14,981,401
	Telefonica Emisiones 6.421% 6/20/16		35,810,000	40,392,569
	Telesat Canada
	11.00% 11/1/15		10,178,000	11,373,915
	12.50% 11/1/17		1,703,000	2,035,085
	Time Warner Cable
	5.875% 11/15/40		1,670,000	1,633,557
	8.25% 4/1/19		14,091,000	17,507,841
#	UPC Holding 144A 9.875% 4/15/18		2,204,000	2,462,970
	Verizon Communications 8.75% 11/1/18		2,000,000	2,597,384
	Viacom 3.50% 4/1/17		7,160,000	7,201,693

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Videotron Ltee
	6.375% 12/15/15	USD	552,000	$572,700
	*9.125% 4/15/18		2,093,000	2,354,625
	Virgin Media Finance 8.375% 10/15/19		3,394,000	3,852,190
*	Virgin Media Secured Finance
	6.50% 1/15/18		9,773,000	10,750,300
*#	Virgin Media Secured Finance 144A
	5.25% 1/15/21		18,065,000	18,516,209
*#	Vivendi 144A 6.625% 4/4/18		27,708,000	31,398,261
#	West 144A 7.875% 1/15/19		1,885,000	1,946,263
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		9,571,000	11,174,143
	Windstream
	7.875% 11/1/17		1,811,000	1,964,935
	8.125% 8/1/13		1,918,000	2,114,595
#	XM Satellite Radio 144A 13.00% 8/1/13		4,424,000	5,275,620
				563,318,796
Consumer Cyclical – 3.40%
*#	Allison Transmission 144A
	11.00% 11/1/15		6,711,000	7,331,768
*	America Axle & Manufacturing
	7.875% 3/1/17		7,697,000	7,947,153
*#	Ameristar Casinos 144A 7.50% 4/15/21		3,300,000	3,394,875
*	ArvinMeritor 8.125% 9/15/15		8,418,000	8,923,080
*	Beazer Homes USA 9.125% 6/15/18		2,000	2,005
#	Beazer Homes USA 144A 9.125% 5/15/19		2,553,000	2,559,383
*	CKE Restaurants 11.375% 7/15/18		5,055,000	5,661,600
	Corrections Corporation of America
	7.75% 6/1/17		6,441,000	7,085,100
w#	CVS Pass Through Trust 144A
	5.773% 1/10/33		1,501,413	1,555,340
	Dave & Buster’s 11.00% 6/1/18		1,404,000	1,540,890
*#	Delta Air Lines 144A 12.25% 3/15/15		101,000	113,878
*#	Dunkin Finance 144A 9.625% 12/1/18		4,602,000	4,717,050
#	Equinox Holdings 144A 9.50% 2/1/16		1,066,000	1,144,618
	Family Dollar Stores 5.00% 2/1/21		16,450,000	16,379,708
*	Ford Motor 7.45% 7/16/31		12,644,000	14,481,893

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Ford Motor Credit
	5.00% 5/15/18	USD	12,500,000	$12,532,463
	7.50% 8/1/12		701,000	744,022
	12.00% 5/15/15		10,732,000	13,707,403
	Goodyear Tire & Rubber
	*8.25% 8/15/20		2,190,000	2,444,588
	10.50% 5/15/16		1,162,000	1,321,775
*	Hanesbrands 6.375% 12/15/20		12,821,000	12,756,894
	Harrah’s Operating
	*10.00% 12/15/18		10,579,000	9,983,931
	11.25% 6/1/17		2,161,000	2,474,345
*	K Hovnanian Enterprises
	10.625% 10/15/16		3,000,000	3,210,000
*	Levi Strauss 7.625% 5/15/20		1,380,000	1,397,250
#	M/I Homes 144A 8.625% 11/15/18		4,135,000	4,129,831
	Macy’s Retail Holdings 5.90% 12/1/16		11,621,000	12,623,311
*#	Marina District Finance 144A
	9.875% 8/15/18		3,745,000	4,035,238
	MGM MIRAGE
	*10.375% 5/15/14		175,000	203,219
	11.125% 11/15/17		192,000	224,160
	*11.375% 3/1/18		12,479,000	14,288,454
	13.00% 11/15/13		3,503,000	4,212,358
*	Mobile Mini 6.875% 5/1/15		2,249,000	2,322,093
	Mohawk Industries 6.875% 1/15/16		2,349,000	2,542,793
*	New Albertsons 7.25% 5/1/13		1,110,000	1,150,238
	Norcraft Finance 10.50% 12/15/15		3,323,000	3,588,840
	Norcraft Holdings 9.75% 9/1/12		2,379,000	2,402,790
*	OSI Restaurant Partners 10.00% 6/15/15		3,116,000	3,295,170
#	Pinafore 144A 9.00% 10/1/18		6,472,000	7,103,020
	Pinnacle Entertainment
	8.625% 8/1/17		464,000	512,720
	*8.75% 5/15/20		7,909,000	8,541,720
#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		3,173,000	3,288,021
*	Quiksilver 6.875% 4/15/15		8,565,000	8,490,056
*	Royal Caribbean Cruises 7.00% 6/15/13		4,605,000	4,979,156
*	Ryland Group 8.40% 5/15/17		4,675,000	5,224,313
#	Sealy Mattress 144A 10.875% 4/15/16		1,174,000	1,326,620

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Sears Holdings 144A 6.625% 10/15/18	USD	4,995,000	$4,913,831
	Standard Pacific 10.75% 9/15/16		4,533,000	5,337,608
	Wyndham Worldwide
	5.625% 3/1/21		6,755,000	6,779,696
	*5.75% 2/1/18		4,375,000	4,591,930
	Wynn Las Vegas 7.75% 8/15/20		1,030,000	1,130,425
				260,648,623
Consumer Non-Cyclical – 8.34%
	Accellent 8.375% 2/1/17		2,760,000	2,970,450
	Amgen 3.45% 10/1/20		17,435,000	16,629,451
	Anheuser-Busch InBev Worldwide
	5.00% 3/1/19		7,900,000	8,509,438
	5.375% 11/15/14		21,689,000	24,152,913
#	Armored Autogroup 144A 9.25% 11/1/18		2,105,000	2,168,150
	Biomet 11.625% 10/15/17		3,202,000	3,650,280
*	Biomet PIK 10.375% 10/15/17		2,823,000	3,151,174
	Bio-Rad Laboratories
	4.875% 12/15/20		17,665,000	17,709,163
	8.00% 9/15/16		2,021,000	2,258,468
*#	Blue Merger Sub 144A 7.625% 2/15/19		6,938,000	7,137,468
#	Brambles USA 144A
	3.95% 4/1/15		20,145,000	20,543,387
	5.35% 4/1/20		7,310,000	7,426,090
*#	Bumble Bee Acquisition 144A
	9.00% 12/15/17		8,077,000	8,501,043
	CareFusion 6.375% 8/1/19		35,940,000	40,600,554
	Celgene
	2.45% 10/15/15		6,400,000	6,289,786
	3.95% 10/15/20		15,400,000	14,759,391
#	Cencosud 144A 5.50% 1/20/21		5,182,000	5,178,829
	Coca-Cola Enterprises 4.50% 9/1/21		7,745,000	7,927,674
*	Community Health Systems
	8.875% 7/15/15		3,340,000	3,423,500
	Cott Beverages 8.375% 11/15/17		121,000	130,378
	Covidien International Finance
	4.20% 6/15/20		36,830,000	37,184,561
*	Dean Foods 7.00% 6/1/16		348,000	336,690

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Delhaize Group
	5.70% 10/1/40	USD	17,267,000	$16,565,804
	6.50% 6/15/17		2,515,000	2,869,296
	Diversey Holdings 10.50% 5/15/20		155,197	181,580
#	DJO Finance 144A 9.75% 10/15/17		1,741,000	1,845,460
#	Dole Food 144A 8.00% 10/1/16		3,055,000	3,280,306
	Express Scripts 3.125% 5/15/16		14,955,000	15,018,992
#	Geo Group 144A 6.625% 2/15/21		4,067,000	4,077,168
	HCA
	9.25% 11/15/16		526,000	566,765
	9.875% 2/15/17		330,000	371,250
*#	HCA Holdings 144A 7.75% 5/15/21		10,948,000	11,495,400
	HCA PIK 9.625% 11/15/16		1,524,000	1,640,205
#	Health Care Services 144A 4.70% 1/15/21		7,989,000	8,128,600
	Hospira 6.40% 5/15/15		22,001,000	24,896,595
	Ingles Markets 8.875% 5/15/17		3,484,000	3,780,140
	International CCE 3.50% 9/15/20		11,275,000	10,799,567
	Iron Mountain 8.00% 6/15/20		2,163,000	2,276,558
*	Jarden
	6.125% 11/15/22		2,120,000	2,125,300
	7.50% 1/15/20		2,285,000	2,450,663
	Kraft Foods 6.125% 8/23/18		13,485,000	15,314,402
	Laboratory Corporation of America
	Holdings 4.625% 11/15/20		18,245,000	18,483,479
	Life Technologies 6.00% 3/1/20		10,595,000	11,623,923
	McKesson 4.75% 3/1/21		10,380,000	10,737,830
	Medco Health Solutions
	4.125% 9/15/20		17,675,000	17,244,808
	7.125% 3/15/18		18,182,000	21,544,396
	Merck 3.875% 1/15/21		13,830,000	13,668,313
#	Multiplan 144A 9.875% 9/1/18		5,194,000	5,648,475
#	Mylan 144A 6.00% 11/15/18		5,615,000	5,776,431
#	NBTY 144A 9.00% 10/1/18		6,890,000	7,544,550
#	Pernod-Ricard 144A 5.75% 4/7/21		12,685,000	13,054,476
*	PHH 9.25% 3/1/16		12,484,000	13,826,030
	Quest Diagnostics
	4.70% 4/1/21		13,330,000	13,556,517
	*4.75% 1/30/20		2,035,000	2,088,311

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14	USD	91,000	$93,503
	Radiation Therapy Services
	9.875% 4/15/17		111,000	113,775
	Radnet Management 10.375% 4/1/18		2,430,000	2,508,975
#	Reynolds Group Issuer 144A
	9.00% 4/15/19		13,340,000	14,123,725
*	RSC Equipment Rental 10.25% 11/15/19		6,001,000	6,916,153
*	Safeway 3.95% 8/15/20		13,400,000	12,948,849
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20		3,478,000	3,617,120
#	ServiceMaster PIK 144A 10.75% 7/15/15		4,504,000	4,808,020
*	Smithfield Foods 10.00% 7/15/14		1,084,000	1,289,960
*	Tops Markets 10.125% 10/15/15		2,169,000	2,342,520
	Tyson Foods 10.50% 3/1/14		2,985,000	3,619,313
#	Viskase 144A
	9.875% 1/15/18		1,736,000	1,874,880
	*9.875% 1/15/18		4,513,000	4,874,040
#	Votorantim Cimentos 144A 7.25% 4/5/41		16,880,000	16,753,400
#	Woolworths 144A 4.55% 4/12/21		10,390,000	10,562,682
	Yale University 2.90% 10/15/14		4,905,000	5,128,099
*	Yankee Acquisition
	8.50% 2/15/15		815,000	853,713
	9.75% 2/15/17		5,051,000	5,417,198
	Zimmer Holdings 4.625% 11/30/19		17,036,000	17,959,946
				638,926,299
Electric – 3.37%
	AES
	7.75% 3/1/14		1,022,000	1,121,645
	*8.00% 6/1/20		2,420,000	2,662,000
	Ameren Illinois 9.75% 11/15/18		17,440,000	22,838,919
#	American Transmission Systems 144A
	5.25% 1/15/22		20,485,000	21,559,664
#	Calpine 144A 7.875% 7/31/20		4,180,000	4,524,850
	CMS Energy
	*4.25% 9/30/15		6,995,000	7,189,139
	6.25% 2/1/20		4,900,000	5,229,780
	6.55% 7/17/17		4,654,000	5,200,235
	8.75% 6/15/19		6,904,000	8,442,729

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Commonwealth Edison
	*4.00% 8/1/20	USD	3,324,000	$3,267,841
	5.80% 3/15/18		3,696,000	4,138,260
*	Dominion Resources 4.45% 3/15/21		12,675,000	12,773,155
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,282,381
*	Dynegy Holdings 8.375% 5/1/16		550,000	479,875
	Elwood Energy 8.159% 7/5/26		3,423,974	3,346,935
#	Enel Finance International 144A
	6.25% 9/15/17		12,495,000	14,052,627
*	Exelon Generation 4.00% 10/1/20		9,200,000	8,699,768
	Florida Power 5.65% 6/15/18		4,575,000	5,198,142
*#	GenOn Escrow 144A
	9.50% 10/15/18		2,080,000	2,230,800
	9.875% 10/15/20		2,995,000	3,219,625
	Jersey Central Power & Light
	5.625% 5/1/16		3,240,000	3,621,999
*	Mirant Americas Generation
	8.50% 10/1/21		5,138,000	5,433,435
	NiSource Finance
	5.45% 9/15/20		4,235,000	4,466,938
	6.40% 3/15/18		7,865,000	8,895,700
	6.80% 1/15/19		7,343,000	8,464,790
	NRG Energy 7.375% 2/1/16		1,831,000	1,904,240
#	NRG Energy 144A 7.625% 1/15/18		925,000	972,406
#	Oncor Electric Delivery 144A
	5.00% 9/30/17		8,025,000	8,586,525
	5.25% 9/30/40		2,965,000	2,843,239
*	Pennsylvania Electric 5.20% 4/1/20		17,078,000	17,791,399
	PPL Electric Utilities 7.125% 11/30/13		3,820,000	4,360,339
	Public Service Oklahoma 5.15% 12/1/19		16,240,000	17,314,292
•	Puget Sound Energy 6.974% 6/1/67		10,019,000	10,080,978
	Southern California Edison 5.50% 8/15/18		14,525,000	16,404,869
•	Wisconsin Energy 6.25% 5/15/67		7,705,000	7,753,149
				258,352,668
Energy – 7.43%
#	American Petroleum Tankers 144A
	10.25% 5/1/15		175,000	186,375
	Anadarko Petroleum 5.95% 9/15/16		13,875,000	15,516,191
	Antero Resources Finance 9.375% 12/1/17		2,320,000	2,557,800

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Aquilex Holdings 11.125% 12/15/16	USD	150,000	$155,813
	Berry Petroleum 10.25% 6/1/14		4,066,000	4,747,055
	Buckeye Partners 4.875% 2/1/21		7,900,000	8,052,731
	CenterPoint Energy 5.95% 2/1/17		11,365,000	12,521,696
	Chesapeake Energy
	6.125% 2/15/21		455,000	470,356
	6.625% 8/15/20		346,000	374,545
	6.875% 11/15/20		345,000	377,775
	7.25% 12/15/18		1,750,000	1,977,500
	9.50% 2/15/15		3,774,000	4,561,823
#	CNOOC Finance 2011 144A
	4.25% 1/26/21		22,548,000	22,050,906
	Complete Production Services
	8.00% 12/15/16		5,716,000	6,058,960
*	Comstock Resources 7.75% 4/1/19		1,257,000	1,293,139
*	Copano Energy 7.75% 6/1/18		3,403,000	3,615,688
	Crosstex Energy 8.875% 2/15/18		93,000	102,068
	Ecopetrol 7.625% 7/23/19		13,942,000	16,451,560
•*	Enbridge Energy Partners 8.05% 10/1/37		16,330,000	17,861,248
	Energy Transfer Partners 9.70% 3/15/19		36,699,000	48,158,115
*#	ENI 144A 4.15% 10/1/20		17,210,000	16,595,276
	Enterprise Products Operating
	•7.034% 1/15/68		28,295,000	29,891,063
	•8.375% 8/1/66		1,492,000	1,622,411
	9.75% 1/31/14		3,046,000	3,665,724
*	Forest Oil 7.25% 6/15/19		3,837,000	4,009,665
#	Headwaters 144A 7.625% 4/1/19		6,653,000	6,802,693
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		9,210,000	9,808,650
*#	Hercules Offshore 144A
	10.50% 10/15/17		6,060,000	6,393,300
#	Hilcorp Energy I 144A
	*7.625% 4/15/21		2,600,000	2,743,000
	7.75% 11/1/15		2,360,000	2,457,350
	*8.00% 2/15/20		111,000	119,603
	Holly 9.875% 6/15/17		4,161,000	4,712,333
	International Coal Group 9.125% 4/1/18		4,259,000	4,844,613
#	IPIC GMTN 144A 5.00% 11/15/20		11,262,000	11,261,955

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Kinder Morgan Energy Partners
	9.00% 2/1/19	USD	21,532,000	$27,719,521
	Linn Energy 8.625% 4/15/20		2,566,000	2,848,260
#	Murray Energy 144A 10.25% 10/15/15		4,570,000	4,935,600
*#	NFR Energy 144A 9.75% 2/15/17		3,630,000	3,611,850
*	Noble Energy 8.25% 3/1/19		18,454,000	23,570,463
	Noble Holding International
	4.625% 3/1/21		19,240,000	19,562,769
*	OPTI Canada 8.25% 12/15/14		2,367,000	1,272,263
*#	OPTI Canada 144A 9.00% 12/15/12		3,025,000	3,077,938
	Pemex Project Funding Master Trust
	6.625% 6/15/35		6,850,000	6,988,007
	Petrobras International Finance
	5.375% 1/27/21		7,425,000	7,567,100
	5.75% 1/20/20		6,290,000	6,566,578
	5.875% 3/1/18		1,180,000	1,264,759
*	Petrohawk Energy 7.25% 8/15/18		3,610,000	3,853,675
#	Petrohawk Energy 144A 7.25% 8/15/18		3,188,000	3,403,190
	Petroleum Development 12.00% 2/15/18		3,290,000	3,742,375
	Pioneer Drilling 9.875% 3/15/18		53,000	57,505
	Plains All American Pipeline 8.75% 5/1/19		12,793,000	16,206,889
	Pride International 6.875% 8/15/20		16,925,000	19,602,585
*	Quicksilver Resources 7.125% 4/1/16		3,074,000	3,081,685
*	Range Resources 8.00% 5/15/19		5,208,000	5,767,860
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		1,080,043	1,171,846
*	SandRidge Energy 8.75% 1/15/20		5,000	5,525
*#	SandRidge Energy 144A 9.875% 5/15/16		7,609,000	8,503,058
	Sempra Energy 6.15% 6/15/18		11,437,000	12,966,985
•	TransCanada Pipelines 6.35% 5/15/67		28,530,000	29,096,148
*	Transocean 6.50% 11/15/20		12,595,000	14,163,682
	Weatherford International 9.625% 3/1/19		14,071,000	18,274,922
	Williams 8.75% 3/15/32		2,531,000	3,336,688
	Williams Partners Finance 7.25% 2/1/17		24,811,000	29,525,511
*#	Woodside Finance 144A
	8.125% 3/1/14		4,095,000	4,737,514
	8.75% 3/1/19		8,556,000	10,982,148
				569,483,879

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 2.76%
#	CDP Financial 144A
	4.40% 11/25/19	USD	20,171,000	$20,718,038
	5.60% 11/25/39		3,130,000	3,317,975
#	Crown Castle Towers 144A
	4.883% 8/15/20		52,740,000	52,586,895
#	ERAC USA Finance 144A 5.25% 10/1/20		30,240,000	31,567,627
	FTI Consulting 7.75% 10/1/16		1,035,000	1,091,925
#	FTI Consulting 144A 6.75% 10/1/20		3,645,000	3,736,125
	General Electric Capital
	4.375% 9/16/20		4,900,000	4,842,160
	5.30% 2/11/21		14,075,000	14,632,525
	6.00% 8/7/19		38,621,000	43,074,773
•*#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		2,787,000	2,410,755
	International Lease Finance
	5.75% 6/15/11		1,470,000	1,476,872
	6.625% 11/15/13		170,000	178,075
	*8.25% 12/15/20		3,395,000	3,789,669
#	International Lease Finance 144A
	8.75% 3/15/17		6,429,000	7,248,698
*	Nuveen Investments 10.50% 11/15/15		7,088,000	7,415,820
#	Nuveen Investments 144A
	10.50% 11/15/15		3,588,000	3,736,005
*#	UPCB Finance III 144A 6.625% 7/1/20		9,469,000	9,362,474
				211,186,411
Industrials – 0.07%
*	Sally Holdings 10.50% 11/15/16		4,718,000	5,160,313
				5,160,313
Insurance – 1.41%
	American International Group
	5.45% 5/18/17		4,595,000	4,834,661
	•8.175% 5/15/58		1,576,000	1,776,940
•	Chubb 6.375% 3/29/67		13,273,000	14,268,475
•	Genworth Financial 6.15% 11/15/66		6,176,000	4,801,840
•#	ILFC E-Capital Trust I 144A
	5.97% 12/21/65		6,865,000	5,764,472
•	ING Groep 5.775% 12/29/49		4,240,000	3,985,600
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		3,575,000	3,525,529

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	MetLife
	4.75% 2/8/21	USD	2,275,000	$2,323,892
	6.40% 12/15/36		35,000	35,176
	6.817% 8/15/18		12,050,000	14,191,562
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		11,710,000	14,696,050
	Prudential Financial
	3.875% 1/14/15		12,245,000	12,816,413
	*4.50% 11/15/20		6,950,000	6,924,348
=‡w@#	Twin Reefs Pass Through Trust 144A
	4.058% 12/31/49		1,900,000	0
•*∏	XL Group 6.50% 12/31/49		5,104,000	4,899,840
•#	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		10,255,000	10,844,663
•#	ZFS Finance USA Trust IV 144A
	5.875% 5/9/32		2,190,000	2,192,116
				107,881,577
Natural Gas – 0.22%
	AmeriGas Partners
	6.50% 5/20/21		3,075,000	3,186,469
	7.125% 5/20/16		1,252,000	1,305,210
	El Paso
	6.875% 6/15/14		1,617,000	1,819,023
	7.00% 6/15/17		5,882,000	6,557,771
	7.25% 6/1/18		324,000	366,603
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11		1,076,000	1,092,355
*#	Inergy Finance 144A 6.875% 8/1/21		2,350,000	2,493,938
				16,821,369
Real Estate – 1.31%
	Brandywine Operating Partnership
	4.95% 4/15/18		10,955,000	11,075,352
	Developers Diversified Realty
	4.75% 4/15/18		7,770,000	7,697,389
	7.50% 4/1/17		5,330,000	6,131,136
	7.875% 9/1/20		9,374,000	10,910,970
	9.625% 3/15/16		3,656,000	4,496,865

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	Digital Realty Trust
	*5.25% 3/15/21	USD	6,850,000	$6,838,643
	5.875% 2/1/20		7,425,000	7,865,206
	Health Care REIT 5.25% 1/15/22		17,520,000	17,630,920
	Host Hotels & Resorts 6.00% 11/1/20		1,000,000	997,500
	Host Marriott 6.375% 3/15/15		4,535,000	4,665,381
#	Qatari Diar Finance 144A 5.00% 7/21/20		7,392,000	7,456,214
	Regency Centers
	*4.80% 4/15/21		9,255,000	9,273,714
	5.875% 6/15/17		2,168,000	2,408,338
	Ventas Realty
	6.50% 6/1/16		720,000	745,675
	*6.50% 6/1/16		1,854,000	1,920,114
				100,113,417
Technology – 0.79%
*	Amkor Technology 7.375% 5/1/18		2,365,000	2,495,075
#	Aspect Software 144A 10.625% 5/15/17		48,000	51,480
	Fidelity National Information Services
	7.875% 7/15/20		1,350,000	1,498,500
	First Data
	*9.875% 9/24/15		10,961,000	11,385,739
	11.25% 3/31/16		2,968,000	3,012,520
	MagnaChip Semiconductor
	10.50% 4/15/18		81,000	91,733
	National Semiconductor 6.60% 6/15/17		24,882,000	29,230,999
#	Seagate Technology International 144A
	10.00% 5/1/14		9,215,000	10,873,700
	SunGard Data Systems 10.25% 8/15/15		89,000	93,673
#	Unisys 144A 12.75% 10/15/14		1,719,000	2,054,205
				60,787,624
Transportation – 0.59%
#	AMGH Merger Sub 144A 9.25% 11/1/18		3,625,000	3,924,063
#	Ashtead Capital 144A 9.00% 8/15/16		3,721,000	3,944,260
	Burlington Northern Santa Fe
	*3.60% 9/1/20		2,685,000	2,588,788
	4.70% 10/1/19		11,264,000	11,925,061
	5.65% 5/1/17		2,095,000	2,367,076
	5.75% 3/15/18		885,000	1,000,651

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
	Canadian Pacific Railway 4.45% 3/15/23	USD	12,100,000	$11,867,643
	Kansas City Southern de Mexico
	8.00% 2/1/18		1,463,000	1,627,588
	Kansas City Southern Railway
	13.00% 12/15/13		5,000	5,925
@	Northwest Airlines 10.00% 2/1/11		425,000	3,188
#	United Air Lines 144A 12.00% 11/1/13		5,306,000	5,770,275
				45,024,518
Total Corporate Bonds (cost $3,841,553,567)				4,017,143,308

Municipal Bonds – 0.10%
	Oregon State Taxable Pension
	5.892% 6/1/27		305,000	323,007
•§	Puerto Rico Sales Tax Financing
	Revenue (1st Subordinate) Series A
	5.00% 8/1/39-11		7,155,000	7,242,220
Total Municipal Bonds (cost $7,460,000)				7,565,227

Non-Agency Asset-Backed Securities – 2.35%
•	Ally Master Owner Trust Series 2011-1 A1
	1.089% 1/15/16		10,500,000	10,548,596
•	Ameriquest Mortgage Securities
	Series 2003-8 AF4 5.82% 10/25/33		65,676	68,145
#	Avis Budget Rental Car Funding
	AESOP Series 2011-2A A 144A
	2.37% 11/20/14		5,455,000	5,453,905
•	Bank of America Credit Card Trust
	Series 2008-A5 A5 1.419% 12/16/13		34,505,000	34,581,112
	Capital Auto Receivables Asset Trust
	Series 2008-1 A3A 3.86% 8/15/12		416,262	418,156
	•#Series 2008-CPA A1 144A
	1.069% 1/15/13		832,806	835,104
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7 0.249% 3/17/14		2,730,000	2,729,921
	•Series 2007-A1 A1 0.269% 11/15/19		1,500,000	1,455,494
	•Series 2007-A4 A4 0.249% 3/16/15		400,000	399,186
	Series 2007-A7 A7 5.75% 7/15/20		11,950,000	13,662,186

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Chase Issuance Trust Series 2009-A2 A2
	1.769% 4/15/14	USD	260,000	$263,487
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3 3.07% 8/15/16		4,456,104	4,487,430
	Series 2010-VT1A A3 2.41% 5/15/13		5,330,000	5,368,985
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 0.869% 7/15/13		7,646,000	7,643,581
	•Series 2006-C1 C1 0.613% 2/20/15		15,000,000	14,822,670
	Series 2007-A3 A3 6.15% 6/15/39		7,638,000	9,051,757
	•Series 2007-A7 A7 0.563% 8/20/14		2,000,000	2,004,085
•#	Citibank Omni Master Trust
	Series 2009-A8 A8 144A
	2.319% 5/16/16		2,235,000	2,267,113
•	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36		6,400,000	6,331,763
	Series 2006-3 A5 5.948% 11/25/36		5,800,000	4,684,324
•	CitiFinancial Mortgage Securities
	Series 2003-2 AF4 4.598% 5/25/33		253,832	227,375
•#	CNH Wholesale Master Note
	Trust Series 2011-1A A 144A
	1.019% 12/15/15		11,750,000	11,798,518
@	Contimortgage Home Equity Trust
	Series 1996-4 A8 7.22% 1/15/28		8,574	7,162
	Countrywide Asset-Backed Certificates
	•Series 2005-7 AF3 4.454% 10/25/35		28,163	28,164
	@Series 2006-13 1AF3 5.944% 1/25/37		29,208	17,125
	Discover Card Master Trust Series 2007-A1
	A1 5.65% 3/16/20		5,780,000	6,562,130
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A
	3.02% 2/15/16	CAD	5,165,000	5,424,860
#	Ford Credit Auto Lease Trust Series 2009-A
	A3 144A 3.71% 1/15/14	USD	2,254,460	2,267,384
•	Ford Credit Auto Owner Trust
	Series 2008-A A3B 1.019% 4/15/12		9,650	9,654
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.769% 9/15/14		5,580,000	5,666,040
	Harley-Davidson Motorcycle Trust
	Series 2006-2 A2 5.35% 3/15/13		61,979	62,108
	Series 2008-1 A4 4.90% 12/15/13		4,990,000	5,120,035
	Series 2009-4 A3 1.87% 2/15/14		3,040,000	3,055,951

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	MBNA Credit Card Master Note Trust
	Series 2002-C3 C3 1.569% 10/15/14	USD	7,185,000	$7,211,527
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.279% 12/15/13		1,085,395	1,085,240
	Mid-State Trust Series 11 A1
	4.864% 7/15/38		353,655	342,940
•	Residential Asset Securities
	Series 2006-EMX1 A2 0.443% 1/25/36		4,564,553	4,134,618
	Series 2006-KS3 AI3 0.383% 4/25/36		83,858	75,878
=#	Sail NIM Notes Series 2003-10A A 144A
	7.50% 10/27/33		12,766	0
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		136,631	136,910
Total Non-Agency Asset-Backed Securities
	(cost $177,235,057)			180,310,619

Non-Agency Collateralized Mortgage Obligations – 1.02%
	American Home Mortgage Investment
	Trust Series 2005-2 5A1
	5.064% 9/25/35		1,462,107	1,384,905
•	ARM Trust Series 2005-10 3A11
	5.273% 1/25/36		3,208,856	2,788,977
	Bank of America Alternative Loan Trust
	Series 2004-11 1CB1 6.00% 12/25/34		817,924	799,304
	Series 2005-1 2A1 5.50% 2/25/20		633,199	609,247
	Series 2005-3 2A1 5.50% 4/25/20		497,917	480,870
	Series 2005-6 7A1 5.50% 7/25/20		1,827,341	1,754,069
	Series 2005-9 5A1 5.50% 10/25/20		2,118,272	2,044,440
	Bank of America Funding Securities
	Series 2006-5 2A10 5.75% 9/25/36		4,451,721	4,449,615
	•@Series 2006-H 1A2 2.871% 9/20/46		6,720	859
•	Bank of America Mortgage Securities
	Series 2003-D 1A2 2.747% 5/25/33		1,467	960
	Series 2003-E 2A2 2.883% 6/25/33		186,947	179,138
	Series 2004-D 1A1 2.748% 5/25/34		4,805	4,225
	Series 2005-I 2A2 3.227% 10/25/35		33,586	6,575
	Chase Mortgage Finance Series
	Series 2003-S8 A2 5.00% 9/25/18		416,481	430,127
	•Series 2005-A1 3A1
	5.292% 12/25/35		1,311,252	1,184,400

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	Chaseflex Trust Series 2006-1 A4
	6.236% 6/25/36	USD	6,119,000	$5,018,070
	Citicorp Mortgage Securities
	Series 2006-3 1A9 5.75% 6/25/36		1,085,000	1,012,769
	Series 2006-4 3A1 5.50% 8/25/21		1,002,887	1,010,394
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 5.074% 8/25/34		1,760,939	1,812,086
	Series 2007-AR8 1A3A
	5.714% 8/25/37		4,819,752	3,617,104
	Countrywide Alternative Loan Trust
	Series 2005-57CB 4A3
	5.50% 12/25/35		679,649	588,047
	Series 2005-85CB 2A2
	5.50% 2/25/36		46,067	39,526
w	Countrywide Home Loan Mortgage Pass
	Through Trust
	•Series 2003-21 A1 4.095% 5/25/33		71,762	61,806
	•Series 2004-HYB2 2A
	2.693% 7/20/34		278,691	208,103
	•Series 2004-HYB5 3A1
	3.018% 4/20/35		219,693	150,868
	Series 2006-1 A2 6.00% 3/25/36		1,506,165	1,276,720
	•Series 2006-HYB1 3A1
	2.807% 3/20/36		2,475,119	1,601,040
	Credit Suisse First Boston Mortgage
	Securities Series 2004-1 3A1
	7.00% 2/25/34		95,758	100,151
	First Horizon Asset Securities
	Series 2004-5 2A1 6.25% 8/25/17		83,330	86,499
	•Series 2007-AR2 1A1 5.71% 8/25/37		3,254,176	2,399,145
	#GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27		96,497	97,606
	•Series 1999-3 A 8.00% 8/19/29		133,095	133,664
	Series 2005-RP1 1A3 8.00% 1/25/35		1,491,520	1,491,447
	Series 2005-RP1 1A4 8.50% 1/25/35		622,933	610,352
•	GSR Mortgage Home Loan Trust
	Series 2004-9 4A1 2.917% 8/25/34		200,165	197,389

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.082% 1/25/36	USD	1,176,136	$1,017,477
	@Series 2007-AR1 1A2
	3.001% 3/25/37		74,840	6,283
•	JPMorgan Mortgage Trust
	@Series 2004-A6 1A2
	4.675% 12/25/34		797,654	659,437
	Series 2005-A2 5A1
	4.298% 4/25/35		226,624	227,924
	Series 2005-A8 1A1
	5.404% 11/25/35		985,075	927,683
	Series 2005-A8 2A1
	2.987% 11/25/35		1,940,412	1,867,930
	Series 2006-A2 3A3 5.662% 4/25/36		2,435,000	2,142,393
	Series 2007-A1 7A4 5.277% 7/25/35		229,237	157,266
	Lehman Mortgage Trust Series 2005-2 2A3
	5.50% 12/25/35		562,919	550,685
•	MASTR ARM Trust
	Series 2003-6 1A2 2.575% 12/25/33		55,309	53,038
	Series 2004-10 2A2 3.124% 10/25/34		86,347	38,958
	Series 2005-6 7A1 5.374% 6/25/35		1,739,607	1,582,623
	Series 2005-7 2A2 2.535% 9/25/35		38,515	4,744
	Series 2006-2 4A1 4.971% 2/25/36		447,516	419,778
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A
	8.00% 8/25/34		615,528	626,763
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		688,903	685,644
•	Residential Accredit Loans
	Series 2004-QA6 NB1
	3.54% 12/26/34		9,460	7,011
•	Structured ARM Loan Trust Series 2006-5
	5A4 5.425% 6/25/36		955,000	246,392
w	Washington Mutual Alternative
	Mortgage Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		502,083	313,707

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w Washington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	USD	1,099,850	$1,146,652
Series 2004-CB3 1A 6.00% 10/25/34		637,040	662,204
•Series 2006-AR14 2A1
5.601% 11/25/36		8,274,053	6,609,404
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		1,490,498	1,484,727
•Series 2005-AR16 2A1
2.759% 10/25/35		30,576	28,244
Series 2006-2 3A1 5.75% 3/25/36		5,631,819	5,536,996
Series 2006-3 A11 5.50% 3/25/36		3,556,113	3,509,719
Series 2006-4 1A8 5.75% 4/25/36		523,123	525,217
Series 2006-7 2A1 6.00% 6/25/36		620,703	575,654
•Series 2006-AR5 2A1
2.715% 4/25/36		3,298,834	2,742,482
•Series 2006-AR19 A1 5.48% 12/25/36		3,260,273	3,061,201
Series 2007-8 2A6 6.00% 7/25/37		345,000	297,459
Series 2007-13 A7 6.00% 9/25/37		2,623,541	2,544,273
Series 2007-14 1A1 6.00% 10/25/37		332,494	322,615
Total Non-Agency Collateralized Mortgage
Obligations (cost $77,138,949)			78,213,080

Regional Bonds – 0.68%Δ
Australia – 0.16%
New South Wales Treasury
2.75% 11/20/25	AUD	10,398,000	12,150,693
			12,150,693
Canada – 0.52%
Province of Ontario Canada 4.40% 6/2/19	CAD	35,904,000	39,778,642
			39,778,642
Total Regional Bonds (cost $45,459,032)			51,929,335

«Senior Secured Loans – 4.76%
Advantage Sales & Marketing
5.25% 11/29/17	USD	4,753,088	4,782,176
Affinion Group Tranche B 5.00% 10/7/16		5,921,788	5,940,294
Alliance HealthCare Services 5.50% 6/1/16		4,858,934	4,881,188

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Allied Security Holdings
Tranche B 5.00% 1/21/17	USD	2,825,000	$2,847,360
Tranche 2L 5.00% 1/21/18		2,715,000	2,762,513
Anchor Glass Container 6.00% 2/3/16		4,849,052	4,893,517
Armored AutoGroup Tranche B
6.00% 11/5/16		3,335,125	3,352,501
Aspect Software Tranche B 6.25% 5/7/16		2,182,950	2,207,508
ATI Holdings 7.50% 3/12/16		3,132,064	3,164,685
Attachmate 6.50% 11/21/16		5,100,000	5,112,776
AZ Chem U.S. 4.75% 11/19/16		3,720,945	3,752,201
BNY ConvergEx Group 8.75% 11/29/17		5,735,000	5,919,007
Brickman Group Holdings Tranche B
7.25% 10/14/16		3,376,538	3,452,510
Brock Holdings III
10.00% 2/15/18		3,850,000	3,975,125
Tranche B 6.00% 2/15/17		1,950,000	1,976,813
Burlington Coat Factory Warehouse
Tranche B 6.25% 2/10/17		6,545,138	6,550,603
Butler Animal Health Supply Tranche B
5.50% 12/31/15		2,560,854	2,580,061
BWAY Holding Tranche B 4.503% 2/9/18		2,716,508	2,736,026
Cadet Holding 7.75% 4/7/12		5,515,000	5,515,000
Caesars Entertainment Operating Tranche
B1 3.274% 1/28/15		9,555,000	8,968,848
Calpine Tranche B 4.50% 3/1/18		2,477,000	2,502,005
Cengage Learning Acquisitions
2.46% 7/3/14		1,760,439	1,697,724
7.50% 7/7/14		4,724,885	4,767,078
Charter Communications Operating
Tranche B 8.50% 3/6/14		5,317,080	5,413,452
Chester Downs & Marina
12.375% 12/31/16		4,816,475	4,945,942
Citadel Broadcasting Tranche B
4.25% 11/29/16		1,523,800	1,527,610
CityCenter Holdings 7.50% 1/10/15		6,590,000	6,665,324
Clear Channel Communications Tranche B
3.861% 1/29/16		9,414,361	8,396,479
CommScope Tranche B 5.00% 1/3/18		3,048,000	3,078,754
Community Health Systems
3.81% 1/25/17		9,536,246	9,391,580

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Consolidated Container 5.50% 9/28/14	USD	2,590,000	$2,353,015
DaVita Tranche B 4.50% 10/20/16		4,905,875	4,955,302
Del Monte Foods Tranche B
4.50% 11/26/17		3,280,000	3,297,614
Delos Aircraft 7.00% 3/17/16		1,207,885	1,219,360
Delta Air Lines
4.25% 2/22/16		1,678,134	1,658,836
Term B 5.50% 3/29/17		4,295,000	4,252,587
Endo Pharmaceuticals Holdings
7.25% 4/10/12		2,425,000	2,425,000
Fifth Third Processing Solutions
8.25% 11/3/17		3,480,000	3,560,110
Tranche B 5.50% 11/3/16		3,955,088	3,993,096
First Data Tranche B2 2.693% 9/24/14		11,955,193	11,379,848
Ford Motor Tranche B 2.97% 12/15/13		6,936,032	6,952,193
GenOn Energy Tranche B 6.00% 6/20/17		2,721,325	2,756,294
Getty Images 5.25% 11/4/16		2,532,275	2,564,321
Goodman Global Tranche B
5.75% 10/28/16		3,338,225	3,371,140
Gray Television Tranche B 3.71% 12/31/14		5,793,404	5,773,301
Grifols Tranche B 6.00% 6/4/16		9,010,000	9,104,604
HGI Holdings 6.75% 7/27/17		6,002,869	6,074,153
Houghton International Tranche B
6.75% 1/11/16		4,361,219	4,406,663
ICL Industrial Containers Tranche C
4.503% 2/9/18		241,180	242,913
infoGROUP Tranche B 6.25% 3/30/16		3,582,925	3,615,780
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		10,890,000	11,009,952
International Lease Finance
6.75% 3/17/15		1,647,115	1,656,529
Isle of Capri Casinos 4.75% 3/1/17		3,060,000	3,091,090
Jo-Ann Stores Tranche B 4.75% 12/23/17		2,640,000	2,641,096
JohnsonDiversey
Tranche B 4.00% 11/24/15		3,865,309	3,884,635
Lee Enterprises Tranche A 5.50% 4/28/12		3,020,000	2,904,863
Level 3 Financing
14.00% 4/11/12		4,820,000	4,820,000
Tranche B 11.15% 3/13/14		3,423,143	3,674,744
Mediacom Illinois 5.50% 3/31/17		4,731,111	4,748,262

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
MGM MIRAGE Tranche E 7.00% 2/21/14	USD	7,012,797	$6,953,819
Multiplan 4.75% 8/26/17		8,969,918	9,021,494
Nortek 5.25% 4/12/17		4,365,000	4,403,194
Nuveen Investment
5.807% 5/13/17		5,253,365	5,278,004
2nd Lien 12.50% 7/9/15		7,645,535	8,190,280
Tranche B 3.273% 11/13/14		3,631,635	3,531,492
OSI Restaurant
2.50% 6/13/14		5,098,609	5,011,984
2.56% 6/14/13		495,206	486,793
Pierre Foods 7.00% 9/29/16		3,820,800	3,870,356
Pinnacle Foods Finance
Tranche D 6.00% 4/2/14		1,710,692	1,738,132
PQ 6.72% 7/30/15		16,365,000	16,215,996
Prime Healthcare Services
Tranche B 7.25% 4/28/15		7,543,800	7,430,643
Radnet Management
Tranche B 5.751% 4/2/16		4,213,777	4,228,273
Remy International Tranche B
6.25% 12/16/16		3,476,288	3,528,432
Roundy’s Supermarkets 10.00% 4/16/16		1,870,000	1,899,228
Supervalu 4.50% 4/6/18		1,060,000	1,054,700
Toys R US Tranche B 6.00% 9/1/16		5,845,625	5,904,081
Univision Communications
4.461% 3/29/17		7,581,717	7,430,462
US TelePacific 5.75% 2/10/17		7,726,613	7,765,246
Visant 5.25% 12/31/16		4,663,888	4,694,972
Total Senior Secured Loans
(cost $355,406,726)			364,781,542

Sovereign Bonds – 12.10%Δ
Australia – 1.71%
Australia Government Bond
4.50% 4/15/20	AUD	79,607,000	81,745,615
*6.00% 2/15/17	AUD	32,660,000	37,086,752
Australian Inflation-Linked Bond
3.00% 9/20/25	AUD	10,398,000	12,608,488
			131,440,855

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Belgium – 0.19%
Belgium Government Bond 4.25% 9/28/21	EUR	9,698,400	$14,389,261
			14,389,261
Brazil – 0.65%
Brazil Government International Bond
*7.125% 1/20/37	USD	12,580,000	15,158,900
8.875% 10/14/19		12,580,000	16,825,750
10.25% 1/10/28	BRL	9,155,000	6,250,507
*12.50% 1/5/22	BRL	15,272,000	11,799,944
			50,035,101
Canada – 0.37%
Canadian Government Bond
3.75% 6/1/19	CAD	14,339,000	15,892,328
4.00% 6/1/41	CAD	11,501,000	12,843,047
			28,735,375
Chile – 0.24%
Chile Government International Bond
5.50% 8/5/20	CLP	8,462,000,000	18,221,831
			18,221,831
Colombia – 0.35%
Colombia Government International Bond
7.75% 4/14/21	COP	16,513,000,000	10,408,970
*10.375% 1/28/33	USD	5,060,000	7,716,500
Republic of Colombia 9.85% 6/28/27	COP	12,574,000,000	8,946,187
			27,071,657
Croatia – 0.18%
Croatia Government International Bond
6.625% 7/14/20	USD	2,913,000	3,064,476
*# Croatia Government
International Bond 144A
6.375% 3/24/21		5,966,000	6,079,384
6.75% 11/5/19		4,285,000	4,562,659
			13,706,519
France – 0.16%
France Government Bond O.A.T.
3.75% 4/25/17	EUR	8,008,000	12,296,171
			12,296,171

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Germany – 0.42%
Deutschland Republic 2.25% 9/4/20	EUR	23,301,000	$31,998,704
			31,998,704
Indonesia – 0.52%
Indonesia Government International Bond
7.25% 4/20/15	USD	3,412,000	3,893,805
Indonesia Treasury Bond
10.50% 8/15/30	IDR	40,590,000,000	5,393,730
11.00% 11/15/20	IDR	187,251,000,000	26,606,894
# Republic of Indonesia 144A
4.875% 5/5/21	USD	3,746,000	3,764,730
			39,659,159
Italy – 0.21%
Italy Buoni Poliennali Del Tesoro
4.25% 3/1/20	EUR	10,856,000	15,748,424
			15,748,424
Lithuania – 0.10%
*# Lithuania Government International Bond
144A 6.125% 3/9/21	USD	7,092,000	7,411,140
			7,411,140
Mexico – 0.78%
Mexican Bonos
7.50% 6/3/27	MXN	133,630,000	11,312,445
7.75% 12/14/17	MXN	296,171,000	26,994,461
8.50% 12/13/18	MXN	159,594,700	15,118,032
Mexico Government International Bond
5.95% 3/19/19	USD	5,400,000	6,093,900
			59,518,838
New Zealand – 0.08%
New Zealand Government Bond
6.00% 5/15/21	NZD	7,630,000	6,429,140
			6,429,140
Norway – 2.13%
Norway Government Bond
3.75% 5/25/21	NOK	53,444,000	10,251,030
4.50% 5/22/19	NOK	405,330,000	82,382,356
5.00% 5/15/15	NOK	345,193,000	70,808,125
			163,441,511

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Panama – 0.36%
Panama Government International Bond
6.70% 1/26/36	USD	4,581,000	$5,187,983
7.125% 1/29/26		5,600,000	6,742,400
7.25% 3/15/15		7,007,000	8,240,232
8.875% 9/30/27		5,330,000	7,352,735
			27,523,350
Peru – 0.34%
Peruvian Government International Bond
7.125% 3/30/19		18,619,000	21,691,135
7.35% 7/21/25		3,502,000	4,079,830
			25,770,965
Philippines – 0.61%
Philippine Government International Bond
4.95% 1/15/21	PHP	690,000,000	15,798,863
6.375% 10/23/34	USD	10,090,000	10,834,138
*6.50% 1/20/20		8,241,000	9,538,958
9.50% 10/21/24		2,587,000	3,570,060
9.875% 1/15/19		5,340,000	7,249,050
			46,991,069
Poland – 0.51%
Poland Government Bond
5.00% 10/24/13	PLN	10,060,000	3,777,071
5.50% 4/25/15	PLN	25,400,000	9,540,973
5.50% 10/25/19	PLN	19,299,000	7,014,467
Poland Government International Bond
5.125% 4/21/21	USD	5,701,000	5,738,057
6.375% 7/15/19		11,800,000	13,256,993
			39,327,561
Republic of Korea – 0.15%
@ Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	10,887,133,002	11,222,459
			11,222,459
Russia – 0.28%
Russia Eurobond 7.50% 3/31/30	USD	13,616,830	15,906,228
# Russia Eurobond 144A 7.50% 3/31/30		4,652,835	5,443,817
			21,350,045

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
South Africa – 0.53%
South Africa Government Bond
2.75% 1/31/22	ZAR	51,704,651	$7,927,981
7.25% 1/15/20	ZAR	139,831,000	19,824,911
South Africa Government
International Bond
5.50% 3/9/20	USD	6,423,000	6,856,553
6.50% 6/2/14		5,639,000	6,315,680
			40,925,125
Sweden – 0.22%
Sweden Government Bond 5.00% 12/1/20	SEK	90,320,000	17,111,293
			17,111,293
Turkey – 0.38%
Turkey Government Bond 4.00% 4/29/15	TRY	22,263,992	15,720,925
Turkey Government International Bond
5.625% 3/30/21	USD	12,650,000	13,193,950
			28,914,875
United Kingdom – 0.41%
United Kingdom Gilt
4.50% 3/7/19	GBP	6,906,000	12,571,719
4.75% 3/7/20	GBP	10,194,200	18,802,835
			31,374,554
Uruguay – 0.22%
Uruguay Government International Bond
8.00% 11/18/22	USD	13,290,000	16,712,175
			16,712,175
Total Sovereign Bonds (cost $866,269,646)			927,327,157

Supranational Banks – 0.62%
European Investment Bank
9.00% 12/21/18	ZAR	115,000,000	17,902,219
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	54,020,000	10,182,626
3.625% 6/22/20	NOK	54,680,000	10,076,192
6.00% 2/15/17	AUD	7,700,000	8,513,034
7.50% 7/30/14	NZD	1,011,000	899,878
Total Supranational Banks (cost $39,828,181)			47,573,949

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 1.94%
∞	U.S. Treasury Bond 4.25% 11/15/40	USD	43,315,000	$42,117,080
	U.S. Treasury Inflation Indexed Bond
	0.125% 4/15/16		14,863,842	15,348,076
	U.S. Treasury Notes
	2.00% 4/30/16		13,160,000	13,181,530
	*2.25% 3/31/16		11,075,000	11,239,419
	*3.625% 2/15/21		64,795,000	66,566,755
Total U.S. Treasury Obligations
	(cost $145,752,691)			148,452,860

			Number of shares
Common Stock – 0.00%
=†	Calpine		1,195,000	0
=†	Century Communications		7,875,000	0
†	Delta Air Lines		154	1,599
†	GenOn Energy		2,075	8,155
*	Masco		30	403
=∏†	PT Holdings		1,970	20
†	United Continental Holdings		10	228
†	USgen		255,000	0
Total Common Stock (cost $1,505,195)				10,405

Convertible Preferred Stock – 0.17%
*	Apache 6.00% exercise price $109.12,
	expiration date 8/1/13		55,900	3,934,242
	Aspen Insurance Holdings 5.625% exercise
	price $29.28, expiration date 12/31/49		19,900	1,101,963
	Bank of America 7.25% exercise price
	$50.00, expiration date 12/31/49		1,773	1,851,012
#	Chesapeake Energy 144A 5.75% exercise
	price $27.94, expiration date 12/31/49		1,665	2,324,756
	HealthSouth 6.50% exercise price $30.50,
	expiration date 12/31/49		3,540	3,886,035
Total Convertible Preferred Stock
	(cost $12,215,814)			13,098,008

		Number of shares		Value (U.S. $)
	Preferred Stock – 0.73%
	Alabama Power 5.625%		303,360	$7,394,400
•∏	Ally Financial 8.50%		135,000	3,526,200
#	Ally Financial 144A 7.00%		27,860	25,916,765
•	GMAC Capital Trust I 8.125%		204,000	5,295,840
•*	PNC Financial Services Group 8.25%		12,972,000	13,859,051
=†	PT Holdings		394	0
	Total Preferred Stock (cost $55,257,284)			55,992,256

	Warrant – 0.00%
=∏@†	PT Holdings		394	4
	Total Warrant (cost $9,456)			4

		Number of contracts
	Purchased Option – 0.00%
	Put Option – 0.00%
	U.S. Treasury 10 yr Note, strike price
	$117.50, expiration date 5/20/11		1,104	34,500
	Total Purchased Option (cost $761,572)			34,500

		Principal amount°
	≠Short-Term Investments – 8.80%
	Discount Notes – 8.80%
	Federal Home Loan Bank
	0.001% 5/2/11	USD	411,607,470	411,607,459
	0.03% 5/3/11		37,948,111	37,948,111
	0.037% 5/23/11		48,573,582	48,573,291
	0.04% 5/9/11		102,074,639	102,074,435
	0.05% 5/16/11		38,219,267	38,219,114
	0.06% 6/7/11		36,050,706	36,050,345
	Total Short-Term Investments
	(cost $674,469,302)			674,472,755

	Total Value of Securities Before Securities
	Lending Collateral – 106.18%
	(cost $7,802,957,280)			8,136,190,846

Statement of net assets
Delaware Diversified Income Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 5.74%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	3,543,516	$3,441,462
Delaware Investments Collateral Fund No. 1	436,179,149	436,179,149
@†Mellon GSL Reinvestment Trust II	7,211,337	0
Total Securities Lending Collateral
(cost $446,934,002)		439,620,611

Total Value of Securities – 111.92%
(cost $8,249,891,282)		8,575,811,457	©
Obligation to Return Securities
Lending Collateral** – (5.83%)		(446,934,002)
Other Liabilities Net of Receivables
and Other Assets – (6.09%)		(466,562,303	)z
Net Assets Applicable to 820,186,735
Shares Outstanding – 100.00%		$7,662,315,152

Net Asset Value – Delaware Diversified Income Fund
Class A ($4,111,321,862 / 440,121,933 Shares)		$9.34
Net Asset Value – Delaware Diversified Income Fund
Class B ($38,827,261 / 4,163,084 Shares)		$9.33
Net Asset Value – Delaware Diversified Income Fund
Class C ($1,963,547,354 / 210,225,498 Shares)		$9.34
Net Asset Value – Delaware Diversified Income Fund
Class R ($150,704,299 / 16,140,292 Shares)		$9.34
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($1,397,914,376 / 149,535,928 Shares)		$9.35

Components of Net Assets at April 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$7,325,838,367
Distributions in excess of net investment income		(23,458,005)
Accumulated net realized gain on investments		43,351,390
Net unrealized appreciation of investments and foreign currencies		316,583,400
Total net assets		$7,662,315,152

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of April 30, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2011, the aggregate amount of Rule 144A securities was $1,242,511,977, which represented 16.22% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2011.

Statement of net assets
Delaware Diversified Income Fund

@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $24,268,440, which represented 0.32% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2011, the aggregate amount of fair valued securities was $262,763, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2011, the aggregate amount of the restricted securities was $8,426,064, which represented 0.11% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2011.
∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $490,796,088 of securities loaned.
z	Of this amount, $769,502,956 represents payable for securities purchased and $190,896,206 represents receivable for securities sold as of April 30, 2011.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CPI-U — Consumer Price Index-Urban

FDIC — Federal Deposit Insurance Corporation
GCM — Greenwich Capital Management
GNMA — Government National Mortgage Association
GSC — Goldman Sachs & Co.
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NCUA — National Credit Union Administration
NIM — Net Interest Margin
O.A.T — Obligations Assimilables du Trésor
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$9.34
Sales charge (4.50% of offering price) (B)	0.44
Offering price	$9.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Diversified Income Fund

The following foreign currency exchange contracts and foreign cross currency exchange contract, futures contracts, and swap contracts were outstanding at April 30, 20111:

Foreign Currency Exchange Contracts and
Foreign Cross Currency Exchange Contract

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	29,861,436	USD	(18,920,000)	5/6/11	$47,072
BAML	COP	18,883,280,000	USD	(10,720,000)	6/3/11	(29,788)
BAML	EUR	(3,699,936)	USD	5,263,048	5/6/11	(217,137)
BAML	IDR	167,115,000,000	USD	(19,500,000)	6/3/11	(111,984)
BAML	JPY	(969,121,600)	USD	11,360,000	5/6/11	(584,185)
BAML	KRW	8,216,360,000	USD	(7,600,000)	5/6/11	85,928
BAML	MXN	(26,068,122)	USD	2,205,392	5/6/11	(57,914)
BAML	PHP	327,028,000	USD	(7,600,000)	5/6/11	37,097
BAML	TRY	29,759,048	USD	(19,500,000)	6/3/11	(54,650)
BCLY	AUD	(7,022,461)	JPY	606,623,535	5/6/11	(217,659)
CITI	JPY	1,053,567,228	USD	(12,556,563)	5/6/11	428,393
CITI	KRW	12,628,946,000	USD	(11,660,000)	5/6/11	153,647
CITI	NZD	9,344,158	USD	(7,470,000)	6/3/11	75,713
GCM	RUB	160,902,708	USD	(5,768,156)	6/3/11	85,779
GSC	CAD	18,563,025	USD	(19,500,000)	6/3/11	104,122
GSC	GBP	(15,119,768)	USD	24,390,907	5/6/11	(862,707)
GSC	KRW	35,135,935,050	USD	(32,335,592)	5/6/11	532,038
HSBC	EUR	(16,059,039)	USD	22,845,429	5/6/11	(940,525)
HSBC	RUB	160,902,708	USD	(5,787,867)	6/3/11	66,067
JPMC	CLP	6,103,987,500	USD	(12,816,772)	5/6/11	445,847
JPMC	EUR	(32,546,878)	USD	46,258,877	5/6/11	(1,948,150)
JPMC	MYR	130,649,496	USD	(43,227,443)	5/6/11	849,698
MNB	EUR	(34,000)	USD	50,390	5/2/11	25
MNB	PHP	(219,016,000)	USD	5,068,642	5/2/11	(47,138)
MSC	CHF	11,868,823	USD	(12,910,648)	5/6/11	810,329
MSC	EUR	(21,058,358)	USD	30,388,228	5/6/11	(802,499)
MSC	JPY	(84,384,490)	USD	1,005,907	5/6/11	(34,112)
MSC	KRW	2,274,992,000	USD	(2,090,601)	5/6/11	37,522
MSC	MXN	41,624,033	USD	(3,503,117)	5/6/11	110,797
MSC	MYR	37,040,867	USD	(12,450,000)	6/3/11	19,959
MSC	PHP	471,143,400	USD	(10,920,000)	6/3/11	65,885
MSC	TWD	214,504,785	USD	(7,470,000)	6/3/11	9,920
						$(1,942,610)

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contract to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
136 Euro-Bond	$22,958,657	$24,765,577	6/08/11	$1,806,920
(3,359) U.S. Treasury 10 yr Notes	(391,039,591)	(397,936,531)	6/30/11	(6,896,940)
	$(368,080,934)			$(5,090,020)

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$10,535,000	5.00%	6/20/16	$(115,271)
BAML	Kingdom of Spain 5 yr CDS	32,561,000	1.00%	12/20/15	(1,392,731)
BCLY	CDX.NA.HY.16	5,935,000	5.00%	6/20/16	(83,104)
BCLY	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	69,135,000	1.00%	6/20/16	(1,139,466)
	Kingdom of Spain
BCLY	5 yr CDS	23,880,000	1.00%	3/20/15	(255,498)
BCLY	5 yr CDS	11,960,000	1.00%	3/21/16	(487,089)
BCLY	United States of America
	5 yr CDS	27,286,000	0.25%	3/20/16	(63,964)
CITI	CDX.NA.HY.16	11,150,000	5.00%	6/20/16	(156,127)
CITI	Sara Lee 5 yr CDS	7,170,000	1.00%	3/20/16	(476,664)
GSC	CDX.NA.HY.16	5,875,000	5.00%	6/20/16	(75,108)
JPMC	CDX.NA.HY.16	4,340,000	5.00%	6/20/16	(60,771)
JPMC	ITRAXX Europe Subordinate
	Financials 15.1 5 yr CDS	81,100,000	1.00%	6/20/16	(1,336,670)
JPMC	Portuguese Republic 5 yr CDS	22,471,000	1.00%	6/20/15	1,610,698
JPMC	Viacom 5 yr CDS	17,185,000	1.00%	9/20/15	(287,811)
MSC	CDX.NA.HY.16	4,220,000	5.00%	6/20/16	(59,090)
MSC	Kingdom of Spain 5 yr CDS	11,556,000	1.00%	6/20/16	(535)
		$346,359,000			$(4,379,201)
	Protection Sold/
	Moody’s Rating:
CITI	MetLife 5 yr CDS/A	$4,970,000	5.00%	9/20/14	$382,898
JPMC	Comcast 5 yr CDS/Baa	17,185,000	1.00%	9/20/15	344,597
JPMC	MetLife 5 yr CDS/A	8,535,000	1.00%	12/20/14	384,013
JPMC	Tyson Foods CDS/Ba	11,300,000	1.00%	3/20/16	190,848
		$41,990,000			$1,302,356
	Total				$(3,076,845)

Statement of net assets
Delaware Diversified Income Fund

Inflation Swap Contracts

			Unrealized
			Appreciation
Notional Value	Expiration Date	Description	(Depreciation)
$25,915,000	4/15/16	Agreement with Barclays to receive the notional amount multiplied by the non-revised CPI-U and to pay the notional amount multiplied by the fixed rate of 2.555%.	$242,058

The use of foreign currency exchange contracts and foreign cross currency exchange contract, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2011 (Unaudited)

Investment Income:
Interest	$185,035,996
Dividends	1,604,062
Securities lending income	570,673
Foreign tax withheld	(648,007)	$186,562,724

Expenses:
Distribution expenses – Class A	6,296,278
Distribution expenses – Class B	207,236
Distribution expenses – Class C	9,965,982
Distribution expenses – Class R	482,979
Management fees	16,929,982
Dividend disbursing and transfer agent fees and expenses	5,635,127
Accounting and administration expenses	1,504,727
Reports and statements to shareholders	377,066
Custodian fees	247,285
Trustees’ fees	206,954
Audit and tax	184,845
Legal fees	148,946
Insurance fees	114,519
Registration fees	83,353
Consulting fees	34,904
Pricing fees	23,084
Dues and services	21,639
Trustees’ expenses	15,315	42,480,221
Less waived distribution expenses – Class A		(1,049,380)
Less waived distribution expenses – Class R		(80,497)
Less expense paid indirectly		(7,195)
Total operating expenses		41,343,149
Net Investment Income		145,219,575

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$45,988,258
Foreign currencies	18,782,422
Foreign currency exchange contracts	(22,639,769)
Futures contracts	17,160,259
Swap contracts	8,002,135
Net realized gain	67,293,305
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(96,467,988)
Net Realized and Unrealized Loss on Investments
and Foreign Currencies	(29,174,683)

Net Increase in Net Assets Resulting from Operations	$116,044,892

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$145,219,575	$309,149,405
Net realized gain on investments and
foreign currencies	67,293,305	270,314,516
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(96,467,988)	155,601,931
Net increase in net assets resulting from operations	116,044,892	735,065,852

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(93,333,172)	(203,800,998)
Class B	(767,726)	(2,071,528)
Class C	(36,841,188)	(72,949,890)
Class R	(3,375,761)	(7,308,010)
Institutional Class	(29,399,795)	(40,171,194)

Net realized gain on investments:
Class A	(163,675,776)	(28,468,468)
Class B	(1,643,334)	(364,715)
Class C	(78,473,064)	(10,874,790)
Class R	(6,494,334)	(1,031,115)
Institutional Class	(48,037,909)	(2,737,573)
	(462,042,059)	(369,778,281)

Capital Share Transactions:
Proceeds from shares sold:
Class A	766,480,518	2,088,858,357
Class B	342,915	1,761,165
Class C	188,241,548	856,835,418
Class R	33,263,934	79,922,863
Institutional Class	504,539,191	1,112,083,580

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$232,467,637	$198,337,911
Class B	2,040,600	1,974,659
Class C	99,232,030	67,827,383
Class R	9,848,285	8,325,104
Institutional Class	60,982,145	29,038,661
	1,897,438,803	4,444,965,101

Cost of shares repurchased:
Class A	(1,119,421,608)	(1,739,377,513)
Class B	(7,329,157)	(11,085,398)
Class C	(329,920,789)	(296,789,517)
Class R	(57,418,494)	(60,874,627)
Institutional Class	(356,037,967)	(265,829,402)
	(1,870,128,015)	(2,373,956,457)
Increase in net assets derived from
capital share transactions	27,310,788	2,071,008,644
Net Increase (Decrease) in Net Assets	(318,686,379)	2,436,296,215

Net Assets:
Beginning of period	7,981,001,531	5,544,705,316
End of period (including distributions in excess
of net investment income of $23,458,005 and
$19,251,333, respectively.)	$7,662,315,152	$7,981,001,531

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$9.770	$9.270	$7.740	$8.930	$8.690	$8.540

0.184	0.444	0.500	0.411	0.391	0.427
(0.041)	0.598	1.611	(1.053)	0.307	0.175
0.143	1.042	2.111	(0.642)	0.698	0.602

(0.206)	(0.474)	(0.581)	(0.467)	(0.458)	(0.420)
(0.367)	(0.068)	—	(0.081)	—	—
—	—	—	—	—	(0.032)
(0.573)	(0.542)	(0.581)	(0.548)	(0.458)	(0.452)

$9.340	$9.770	$9.270	$7.740	$8.930	$8.690

1.64%	11.60%	28.42%	(7.69% )	8.22%	7.27%

$4,111,322	$4,423,278	$3,658,355	$2,361,034	$1,795,553	$960,616
0.92%	0.93%	0.97%	0.97%	0.99%	1.00%

0.97%	0.98%	1.02%	1.02%	1.05%	1.13%
3.96%	4.68%	5.96%	4.75%	4.43%	5.01%

3.91%	4.63%	5.91%	4.70%	4.37%	4.88%
119%	232%	213%	251%	277%	296%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$9.750	$9.260	$7.730	$8.920	$8.680	$8.540

0.149	0.372	0.438	0.346	0.325	0.362
(0.031)	0.589	1.610	(1.053)	0.307	0.166
0.118	0.961	2.048	(0.707)	0.632	0.528

(0.171)	(0.403)	(0.518)	(0.402)	(0.392)	(0.356)
(0.367)	(0.068)	—	(0.081)	—	—
—	—	—	—	—	(0.032)
(0.538)	(0.471)	(0.518)	(0.483)	(0.392)	(0.388)

$9.330	$9.750	$9.260	$7.730	$8.920	$8.680

1.36%	10.78%	27.51%	(8.39% )	7.43%	6.35%

$38,827	$45,741	$50,608	$50,501	$58,799	$56,570
1.67%	1.68%	1.72%	1.72%	1.74%	1.75%

1.67%	1.68%	1.72%	1.72%	1.75%	1.83%
3.21%	3.93%	5.21%	4.00%	3.68%	4.26%

3.21%	3.93%	5.21%	4.00%	3.67%	4.18%
119%	232%	213%	251%	277%	296%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$9.760	$9.270	$7.740	$8.930	$8.690	$8.540

0.149	0.373	0.437	0.346	0.326	0.363
(0.031)	0.588	1.611	(1.054)	0.306	0.175
0.118	0.961	2.048	(0.708)	0.632	0.538

(0.171)	(0.403)	(0.518)	(0.401)	(0.392)	(0.356)
(0.367)	(0.068)	—	(0.081)	—	—
—	—	—	—	—	(0.032)
(0.538)	(0.471)	(0.518)	(0.482)	(0.392)	(0.388)

$9.340	$9.760	$9.270	$7.740	$8.930	$8.690

1.37%	10.65%	27.47%	(8.39% )	7.42%	6.47%

$1,963,547	$2,097,340	$1,375,429	$717,511	$489,431	$264,265
1.67%	1.68%	1.72%	1.72%	1.74%	1.75%

1.67%	1.68%	1.72%	1.72%	1.75%	1.83%
3.21%	3.93%	5.21%	4.00%	3.68%	4.26%

3.21%	3.93%	5.21%	4.00%	3.67%	4.18%
119%	232%	213%	251%	277%	296%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$9.760	$9.270	$7.730	$8.930	$8.690	$8.540

0.172	0.420	0.479	0.390	0.369	0.406
(0.031)	0.589	1.621	(1.064)	0.307	0.174
0.141	1.009	2.100	(0.674)	0.676	0.580

(0.194)	(0.451)	(0.560)	(0.445)	(0.436)	(0.398)
(0.367)	(0.068)	—	(0.081)	—	—
—	—	—	—	—	(0.032)
(0.561)	(0.519)	(0.560)	(0.526)	(0.436)	(0.430)

$9.340	$9.760	$9.270	$7.730	$8.930	$8.690

1.62%	11.33%	28.27%	(8.04% )	7.95%	7.00%

$150,704	$172,642	$137,179	$96,238	$75,112	$43,247
1.17%	1.18%	1.22%	1.22%	1.24%	1.25%

1.27%	1.28%	1.32%	1.32%	1.35%	1.43%
3.71%	4.43%	5.71%	4.50%	4.18%	4.76%

3.61%	4.33%	5.61%	4.40%	4.07%	4.58%
119%	232%	213%	251%	277%	296%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06
(Unaudited)
$9.770	$9.280	$7.740	$8.940	$8.700	$8.550

0.195	0.470	0.521	0.433	0.413	0.449
(0.030)	0.586	1.621	(1.064)	0.307	0.173
0.165	1.056	2.142	(0.631)	0.720	0.622

(0.218)	(0.498)	(0.602)	(0.488)	(0.480)	(0.440)
(0.367)	(0.068)	—	(0.081)	—	—
—	—	—	—	—	(0.032)
(0.585)	(0.566)	(0.602)	(0.569)	(0.480)	(0.472)

$9.350	$9.770	$9.280	$7.740	$8.940	$8.700

1.87%	11.76%	28.87%	(7.57% )	8.48%	7.52%

$1,397,915	$1,242,001	$323,134	$85,857	$40,881	$40,813
0.67%	0.68%	0.72%	0.72%	0.74%	0.75%

0.67%	0.68%	0.72%	0.72%	0.75%	0.83%
4.21%	4.93%	6.21%	5.00%	4.68%	5.26%

4.21%	4.93%	6.21%	5.00%	4.67%	5.18%
119%	232%	213%	251%	277%	296%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2011 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007–October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2011, the Fund earned $7,195 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2011, the Fund was charged $189,494 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2012 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$2,767,090
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	349,548
Distribution fees payable to DDLP	2,538,840
Other expenses payable to DMC and affiliates*	215,192

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2011, the Fund was charged $4,513 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2011, DDLP earned $150,052 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2011, DDLP received gross CDSC commissions of $0, $15,909 and $122,896 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2011, the Fund made purchases of $7,988,471,755 and sales of $8,406,557,103 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2011, the Fund made purchases of $1,004,342,057 and sales of $948,687,437 of long-term U.S. government securities.

At April 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2011, the cost of investments was $ 8,262,387,864. At April 30, 2011, net unrealized appreciation was $ 313,423,593, of which $379,015,258 related to unrealized appreciation of investments and $65,591,665 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency Asset- & Mortgage-
Backed Securities	$—	$1,668,144,794	$15,519,991	$1,683,664,785
Corporate Debt	—	4,536,479,874	2,687,739	4,539,167,613
Common Stock	10,385	—	20	10,405
Foreign Debt	—	1,015,607,982	11,222,459	1,026,830,441
Municipal Bonds	—	7,565,227	—	7,565,227
U.S. Treasury Obligations	—	148,452,860	—	148,452,860
Purchased Option	34,500	—	—	34,500
Short-Term Investments	—	674,472,755	—	674,472,755
Securities Lending
Collateral	—	439,620,611	—	439,620,611
Other	8,822,040	47,170,216	4	55,992,260
Total	$8,866,925	$8,537,514,319	$29,430,213	$8,575,811,457

Foreign Currency
Exchange Contracts	$—	$(1,942,610)	$—	$(1,942,610)
Futures Contracts	$(5,090,020)	$—	$—	$(5,090,020)
Swap Contracts	$—	$(2,834,787)	$—	$(2,834,787)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency
	Asset- &
	Mortgage-
	Backed	Corporate	Common
	Securities	Debt	Stock
Balance as of 10/31/10	$8,766,263	$7,922,768	$20
Purchases	37,569,797	2,425,000	—
Sales	—	(7,606,473)	—
Net realized gain	—	441,174	—
Transfer out of Level 3	(31,071,930)	—	—
Net change in unrealized
appreciation/depreciation	255,861	(494,730)	—
Balance as of 4/30/11	$15,519,991	$2,687,739	$20

Net change in unrealized
appreciation/depreciation
from investments still held
as of 4/30/11	$200,194	$(155,910)	$—

		Securities
	Foreign	Lending
	Debt	Collateral	Other	Total
Balance as of 10/31/10	$—	$392,697	$4	$17,081,752
Purchases	10,191,609	—	—	50,186,406
Sales	—	(384,355)	—	(7,990,828)
Net realized gain	—	—	—	441,174
Transfer out of Level 3	—	—	—	(31,071,930)
Net change in unrealized
appreciation/depreciation	1,030,850	(8,342)	—	783,639
Balance as of 4/30/11	$11,222,459	$—	$4	$29,430,213

Net change in unrealized
appreciation/depreciation
from investments still held
as of 4/30/11	$1,030,850	$(372,826)	$—	$702,308

During the six months ended April 30, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $31,071,930, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended April 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 was as follows:

	Six Months Ended	Year Ended
	4/30/11*	10/31/10
Ordinary income	$367,748,783	$369,778,281
Long-term capital gains	94,293,276	—
	$462,042,059	$369,778,281

*Tax information for the six months ended April 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Diversified Income Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$7,325,838,367
Undistributed ordinary income	3,785,904
Distributions payable	(7,820,986)
Undistributed long-term capital gains	45,800,758
Other temporary differences	(23,043,745)
Unrealized appreciation of investments,
swap contracts and foreign currencies	317,754,854
Net assets	$7,662,315,152

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, tax treatment of contingent payment on debt instruments, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, foreign futures contracts, market discount and premium on certain debt instruments, paydowns gains (losses) of asset- and mortgage-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

Undistributed net investment income	$14,291,395
Accumulated net realized loss	(14,291,395)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
Shares sold:
Class A	82,179,335	220,814,715
Class B	37,250	186,169
Class C	20,089,285	90,512,104
Class R	3,566,249	8,430,273
Institutional Class	54,035,779	117,152,120

Shares issued upon reinvestment of dividends and distributions:
Class A	25,234,512	21,003,232
Class B	221,880	209,633
Class C	10,779,444	7,181,653
Class R	1,069,201	881,413
Institutional Class	6,610,064	3,052,272
	203,822,999	469,423,584
Shares repurchased:
Class A	(120,230,366)	(183,478,886)
Class B	(786,906)	(1,172,213)
Class C	(35,435,755)	(31,272,787)
Class R	(6,181,308)	(6,428,801)
Institutional Class	(38,205,695)	(27,937,639)
	(200,840,030)	(250,290,326)
Net increase	2,982,969	219,133,258

For the six months ended April 30, 2011 and the year ended October 31, 2010, 92,640 Class B shares were converted to 92,441 Class A shares valued at $863,722 and 246,630 Class B shares were converted to 246,170 Class A shares valued at $2,335,032, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Diversified Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of April 30, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended April 30, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No written option contracts were outstanding at April 30, 2011.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at April 30, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Inflation Swaps. Inflation swaps agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At April 30, 2011, the net unrealized depreciation of credit default swaps was $3,076,845. The Fund had posted $ 1,280,000 as cash collateral, net of collateral received for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $304,369,000 less the value of the contracts’ related reference obligations. The Fund received $ 20,109,000 in securities collateral for open swap contracts.

As disclosed in the footnotes to the statement of net assets, at April 30, 2011, the notional value of the protection sold was $41,990,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2011, the net unrealized appreciation of the protection sold was $1,302,356.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of April 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency contracts
(Foreign currency exchange
contracts and foreign cross
currency exchange contract)	Liabilities net of receivables and other assets	$961,333	Liabilities net of receivables and other assets	$(2,903,943)
Interest rate contracts
(Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(5,090,020)
Credit and inflation contracts
(Swap contracts)	Liabilities net of receivables and other assets	844,904	Liabilities net of receivables and other assets	(3,679,691)
Total		$1,806,237		$(11,673,654)

The effect of derivative instruments on the statement of operations for the period ended April 30, 2011 was as follows:

		Realized Gain	Change in Unrealized
		or Loss on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency contracts
(Foreign currency exchange
contracts and foreign cross
currency exchange contract)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(22,639,769)	$(1,751,466)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	17,160,259	(15,132,439)
Credit and inflation contracts
(Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	8,002,135	(7,258,504)
Total		$2,522,625	$(24,142,409)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral

Notes to financial statements
Delaware Diversified Income Fund

9. Securities Lending (continued)

requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2011, the value of securities on loan was $490,796,088, for which the Fund received collateral, comprised of securities collateral valued at $67,152,206 and cash collateral of $446,934,002. At April 30, 2011, the value of invested collateral was $439,620,611. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the

Notes to financial statements
Delaware Diversified Income Fund

10. Credit and Market Risk (continued)

aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to April 30, 2011 that would require recognition or disclosure in the Fund’ financial statements.

Other Fund information
(Unaudited)
Delaware Diversified Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware U.S. Growth Fund April 30, 2011 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	32
About the organization	34

Unless otherwise noted, views expressed herein are current as of April 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2010 to April 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2010 to April 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/10	4/30/11	Expense Ratio	11/1/10 to 4/30/11*
Actual Fund return
Class A	$1,000.00	$1,154.60	1.10%	$5.88
Class B	1,000.00	1,150.80	1.85%	9.87
Class C	1,000.00	1,150.90	1.85%	9.87
Class R	1,000.00	1,153.70	1.35%	7.21
Institutional Class	1,000.00	1,155.70	0.85%	4.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.34	1.10%	$5.51
Class B	1,000.00	1,015.62	1.85%	9.25
Class C	1,000.00	1,015.62	1.85%	9.25
Class R	1,000.00	1,018.10	1.35%	6.76
Institutional Class	1,000.00	1,020.58	0.85%	4.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware U.S. Growth Fund	As of April 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock²	98.97%
Consumer Discretionary	18.34%
Consumer Staples	5.10%
Energy	4.86%
Financial Services	17.19%
Healthcare	14.25%
Materials & Processing	3.16%
Producer Durables	2.78%
Technology	33.29%
Short-Term Investments	1.12%
Securities Lending Collateral	8.75%
Total Value of Securities	108.84%
Obligation to Return Securities Lending Collateral	(8.90%)
Receivables and Other Assets Net of Other Liabilities	0.06%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	5.91%
QUALCOMM	5.26%
EOG Resources	4.86%
priceline.com	4.73%
Visa Class A	4.57%
Medco Health Solutions	4.54%
Allergan	4.49%
MasterCard Class A	4.34%
Crown Castle International	4.29%
Intuit	4.03%

3

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 98.97%²
Consumer Discretionary – 18.34%
†	Apollo Group Class A	506,800	$20,287,204
*†	Ctrip.com International ADR	376,900	18,362,568
	Lowe’s	692,900	18,188,625
*	NIKE Class B	207,200	17,056,704
†	priceline.com	58,100	31,781,281
*	Staples	825,000	17,440,500
			123,116,882
Consumer Staples – 5.10%
	Procter & Gamble	221,700	14,388,330
	Walgreen	464,300	19,834,896
			34,223,226
Energy – 4.86%
	EOG Resources	288,700	32,597,117
			32,597,117
Financial Services – 17.19%
	Bank of New York Mellon	593,100	17,176,176
	CME Group	62,400	18,456,048
†	IntercontinentalExchange	165,800	19,954,030
	MasterCard Class A	105,600	29,133,984
	Visa Class A	393,000	30,701,160
			115,421,398
Healthcare – 14.25%
*	Allergan	379,200	30,169,152
†	Medco Health Solutions	513,500	30,465,955
	Novo Nordisk ADR	163,500	20,828,265
*	Perrigo	156,781	14,166,731
			95,630,103
Materials & Processing – 3.16%
	Syngenta ADR	299,600	21,193,704
			21,193,704
Producer Durables – 2.78%
*	Expeditors International of Washington	344,300	18,685,161
			18,685,161

4

	Number of shares	Value
Common Stock (continued)
Technology – 33.29%
*† Adobe Systems	612,700	$20,556,085
† Apple	114,000	39,698,221
† Crown Castle International	672,600	28,827,636
† Google Class A	46,200	25,137,420
*† Intuit	486,700	27,041,052
† Polycom	251,703	15,059,390
QUALCOMM	621,700	35,337,428
† Teradata	301,500	16,859,880
* VeriSign	404,600	14,954,016
		223,471,128
Total Common Stock (cost $479,363,279)		664,338,719

	Principal amount
≠Short-Term Investments – 1.12%
Discount Notes – 1.12%
Federal Home Loan Bank
0.001% 5/2/11	$5,863,832	5,863,832
0.03% 5/3/11	131,030	131,030
0.037% 5/23/11	167,718	167,717
0.04% 5/9/11	1,094,618	1,094,616
0.05% 5/16/11	131,030	131,029
0.06% 6/7/11	124,478	124,477
Total Short-Term Investments (cost $7,512,690)		7,512,701

Total Value of Securities Before Securities
Lending Collateral – 100.09% (cost $486,875,969)		671,851,420

	Number of shares
Securities Lending Collateral** – 8.75%
Investment Companies
BNY Mellon SL DB II Liquidating Fund	514,847	500,019
Delaware Investments Collateral Fund No. 1	58,269,220	58,269,220
†@Mellon GSL Reinvestment Trust II	976,789	0
Total Securities Lending Collateral (cost $59,760,856)		58,769,239

5

Statement of net assets
Delaware U.S. Growth Fund

Total Value of Securities – 108.84%
(cost $546,636,825)	$730,620,659 ©
Obligation to Return Securities
Lending Collateral** – (8.90%)	(59,760,856)
Receivables and Other Assets
Net of Other Liabilities – 0.06%	392,608
Net Assets Applicable to 41,268,962
Shares Outstanding – 100.00%	$671,252,411

Net Asset Value – Delaware U.S. Growth Fund
Class A ($57,821,843 / 3,723,695 Shares)	$15.53
Net Asset Value – Delaware U.S. Growth Fund
Class B ($4,440,895 / 328,799 Shares)	$13.51
Net Asset Value – Delaware U.S. Growth Fund
Class C ($13,273,744 / 906,790 Shares)	$14.64
Net Asset Value – Delaware U.S. Growth Fund
Class R ($2,924,988 / 191,939 Shares)	$15.24
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($592,790,941 / 36,117,739 Shares)	$16.41

Components of Net Assets at April 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$666,228,089
Undistributed net investment income	709,282
Accumulated net realized loss on investments	(179,668,794)
Net unrealized appreciation of investments	183,983,834
Total net assets	$671,252,411

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $58,508,951 of securities loaned.

6

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$15.53
Sales charges (5.75% of offering price) (B)	0.95
Offering price	$16.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2011 (Unaudited)

Investment Income:
Dividends	$4,385,707
Securities lending income	16,787
Interest	1,286
Foreign tax withheld	(48,715)	$4,355,065

Expenses:
Management fees	2,028,414
Dividend disbursing and transfer agent fees and expenses	591,736
Distribution expenses – Class A	128,064
Distribution expenses – Class B	22,323
Distribution expenses – Class C	63,419
Distribution expenses – Class R	7,529
Accounting and administration expenses	124,922
Registration fees	56,853
Reports and statements to shareholders	37,391
Audit and tax	19,876
Trustees’ fees	16,534
Legal fees	13,810
Insurance fees	11,785
Dues and services	6,408
Custodian fees	6,058
Consulting fees	2,753
Pricing fees	1,271
Trustees’ expenses	1,235	3,140,381
Less fees waived		(215,605)
Less waived distribution expenses – Class A		(21,344)
Less waived distribution expenses – Class R		(1,255)
Less expense paid indirectly		(861)
Total operating expenses		2,901,316
Net Investment Income		1,453,749

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		24,027,012
Net change in unrealized appreciation/depreciation of investments		66,376,430
Net Realized and Unrealized Gain on Investments		90,403,442

Net Increase in Net Assets Resulting from Operations		$91,857,191

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,453,749	$(835,847)
Net realized gain on investments	24,027,012	14,624,855
Net change in unrealized
appreciation/depreciation of investments	66,376,430	100,691,570
Net increase in net assets resulting from operations	91,857,191	114,480,578

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(744,467)	(349,440)
	(744,467)	(349,440)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,163,715	13,562,042
Class B	134,271	131,606
Class C	1,175,288	1,007,573
Class R	751,630	524,565
Institutional Class	110,584,617	87,905,203

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Institutional Class	595,168	289,308
	119,404,689	103,420,297

10

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(48,903,205)	$(75,368,545)
Class B	(737,595)	(2,214,571)
Class C	(2,221,821)	(3,962,567)
Class R	(570,220)	(928,884)
Institutional Class	(72,789,683)	(159,589,791)
	(125,222,524)	(242,064,358)
Decrease in net assets derived from
capital share transactions	(5,817,835)	(138,644,061)
Net Increase (Decrease) in Net Assets	85,294,889	(24,512,923)

Net Assets:
Beginning of period	585,957,522	610,470,445
End of period (including undistributed net investment
income of $709,282 and $—, respectively)	$671,252,411	$585,957,522

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
4/30/111	10/31/10		10/31/09		10/31/08	10/31/07		10/31/06
(Unaudited)
$13.450	$11.100		$9.380		$15.760	$13.110		$12.700

0.019	(0.038)		0.001		(0.019)	(0.036)		(0.043)
2.061	2.388		1.719		(6.361)	2.686		0.453
2.080	2.350		1.720		(6.380)	2.650		0.410

$15.530	$13.450		$11.100		$9.380	$15.760		$13.110

15.46%	21.17%		18.34%		(40.49% )	20.21%		3.23%

$57,822	$89,259		$128,702		$127,819	$193,287		$109,854
1.10%	1.07%		1.00%		1.01%	1.05%		1.05%

1.22%	1.26%		1.31%		1.18%	1.18%		1.22%
0.27%	(0.31%	)	0.00%		(0.15% )	(0.26%	)	(0.34%	)

0.15%	(0.50%	)	(0.31%	)	(0.32% )	(0.39%	)	(0.51%	)
10%	22%		30%		35%	30%		25%

13

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/111	10/31/10		10/31/09		10/31/08	10/31/07		10/31/06
(Unaudited)
$11.740	$9.760		$8.310		$14.070	$11.790		$11.500

(0.030)	(0.114)		(0.058)		(0.106)	(0.121)		(0.123)
1.800	2.094		1.508		(5.654)	2.401		0.413
1.770	1.980		1.450		(5.760)	2.280		0.290

$13.510	$11.740		$9.760		$8.310	$14.070		$11.790

15.08%	20.29%		17.45%		(40.94% )	19.34%		2.52%

$4,441	$4,428		$5,564		$8,352	$19,350		$22,563
1.85%	1.82%		1.75%		1.76%	1.76%		1.75%

1.92%	1.96%		2.01%		1.88%	1.84%		1.87%
(0.48% )	(1.06%	)	(0.75%	)	(0.90% )	(0.97%	)	(1.04%	)

(0.55% )	(1.20%	)	(1.01%	)	(1.02% )	(1.05%	)	(1.16%	)
10%	22%		30%		35%	30%		25%

15

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/111	10/31/10		10/31/09		10/31/08	10/31/07		10/31/06
(Unaudited)
$12.720	$10.580		$9.010		$15.250	$12.780		$12.460

(0.033)	(0.123)		(0.065)		(0.115)	(0.131)		(0.131)
1.953	2.263		1.635		(6.125)	2.601		0.451
1.920	2.140		1.570		(6.240)	2.470		0.320

$14.640	$12.720		$10.580		$9.010	$15.250		$12.780

15.09%	20.23%		17.43%		(40.92% )	19.33%		2.57%

$13,273	$12,535		$13,112		$14,536	$24,406		$22,641
1.85%	1.82%		1.75%		1.76%	1.76%		1.75%

1.92%	1.96%		2.01%		1.88%	1.84%		1.87%
(0.48% )	(1.06%	)	(0.75%	)	(0.90% )	(0.97%	)	(1.04%	)

(0.55% )	(1.20%	)	(1.01%	)	(1.02% )	(1.05%	)	(1.16%	)
10%	22%		30%		35%	30%		25%

17

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/111	10/31/10		10/31/09		10/31/08	10/31/07		10/31/06
(Unaudited)
$13.210	$10.930		$9.260		$15.600	$13.000		$12.620

0.002	(0.067)		(0.022)		(0.050)	(0.065)		(0.070)
2.028	2.347		1.692		(6.290)	2.665		0.450
2.030	2.280		1.670		(6.340)	2.600		0.380

$15.240	$13.210		$10.930		$9.260	$15.600		$13.000

15.37%	20.86%		18.03%		(40.64% )	20.00%		3.01%

$2,925	$2,375		$2,336		$2,055	$1,529		$669
1.35%	1.32%		1.25%		1.26%	1.26%		1.25%

1.52%	1.56%		1.61%		1.48%	1.44%		1.47%
0.02%	(0.56%	)	(0.25%	)	(0.40% )	(0.47%	)	(0.54%	)

(0.15% )	(0.80%	)	(0.61%	)	(0.62% )	(0.65%	)	(0.76%	)
10%	22%		30%		35%	30%		25%

19

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/111	10/31/10	10/31/09	10/31/08		10/31/07		10/31/06
(Unaudited)
$14.220	$11.710	$9.890	$16.580		$13.750		$13.280

0.040	(0.008)	0.024	0.014		0.005		(0.005)
2.172	2.527	1.813	(6.704)		2.825		0.475
2.212	2.519	1.837	(6.690)		2.830		0.470

(0.022)	(0.009)	(0.017)	—		—		—
(0.022)	(0.009)	(0.017)	—		—		—

$16.410	$14.220	$11.710	$9.890		$16.580		$13.750

15.57%	21.42%	18.48%	(40.35%	)	20.58%		3.54%

$592,791	$477,361	$460,756	$542,554		$671,819		$569,335
0.85%	0.82%	0.75%	0.76%		0.76%		0.75%

0.92%	0.96%	1.01%	0.88%		0.84%		0.87%
0.52%	(0.06% )	0.25%	0.10%		0.03%		(0.04%	)

0.45%	(0.20% )	(0.01% )	(0.02%	)	(0.05%	)	(0.16%	)
10%	22%	30%	35%		30%		25%

21

Notes to financial statements Delaware U.S. Growth Fund	April 30, 2011 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007–October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on

23

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,527 for the six months ended April 30, 2011. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2011, the Fund earned $861 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.85% of average daily net assets of the Fund through February 28, 2012. This waiver and reimbursement may only be terminated by agreement of the Manager and the Fund. This expense waiver and reimbursement apply only to expenses paid directly to the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

24

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2011, the Fund was charged $15,731 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through February 28, 2012 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$303,090
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	40,790
Distribution fees payable to DDLP	27,048
Other expenses payable to DMC and affiliates*	13,069

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2011, the Fund was charged $ 1,430 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2011, DDLP earned $5,995 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2011, DDLP received gross CDSC commissions of $0, $1,150 and $315 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2011, the Fund made purchases of $63,246,874 and sales of $71,870,617 of investment securities other than short-term investments.

25

Notes to financial statements
Delaware U.S. Growth Fund

3. Investments (continued)

At April 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2011, the cost of investments was $555,965,612. At April 30, 2011, net unrealized appreciation was $174,655,047, of which $188,535,536 related to unrealized appreciation of investments and $13,880,489 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$664,338,719	$—	$—	$664,338,719
Short-Term Investments	—	7,512,701	—	7,512,701
Securities Lending Collateral	—	58,769,239	—	58,769,239
Total	$664,338,719	$66,281,940	$—	$730,620,659

26

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$53,192
Sales	(52,062)
Net change in unrealized appreciation/depreciation	(1,130)
Balance as of 4/30/11	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/11	$(50,500)

During the six months ended April 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2011 and the year ended October 31, 2010 was as follows:

	Six Months Ended	Year Ended
	4/30/11*	10/31/10
Ordinary income	$ 744,467	$ 349,440

*Tax information for the six months ended April 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$666,228,089
Undistributed ordinary income	709,282
Realized gains 11/1/10–4/30/11	24,314,561
Capital loss carryforwards as of 10/31/10	(194,654,568)
Unrealized appreciation of investments	174,655,047
Net assets	$671,252,411

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

27

Notes to financial statements
Delaware U.S. Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2010 will expire as follows: $7,918,822 expires in 2011, $19,213,751 expires in 2014, $10,733,056 expires in 2016 and $156,788,939 expires in 2017.

For the six months ended April 30, 2011, the Fund had capital gains of $24,314,561, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/11	10/31/10
Shares sold:
Class A	428,066	1,110,084
Class B	10,845	12,142
Class C	84,545	86,550
Class R	52,660	44,064
Institutional Class	7,236,182	6,777,567

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	39,784	22,979
	7,852,082	8,053,386
Shares repurchased:
Class A	(3,342,581)	(6,066,063)
Class B	(59,185)	(204,833)
Class C	(162,939)	(340,317)
Class R	(40,464)	(77,950)
Institutional Class	(4,737,893)	(12,551,403)
	(8,343,062)	(19,240,566)
Net decrease	(490,980)	(11,187,180)

For the six months ended April 30, 2011 and the year ended October 31, 2010, 32,407 Class B shares were converted to 28,230 Class A shares valued at $400,886 and 121,546 Class B shares were converted to 106,537 Class A shares valued at $1,322,370, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

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7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of April 30, 2011, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool

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Notes to financial statements
Delaware U.S. Growth Fund

8. Securities Lending (continued)

defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2011, the value of securities on loan was $58,508,951, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2011, the value of invested collateral was $58,769,239. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid

30

assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to April 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware U.S. Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Adviser Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware U.S. Growth Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Item 2. Code of Ethics

    Not applicable.

Item 3. Audit Committee Financial Expert

    Not applicable.

Item 4. Principal Accountant Fees and Services

    Not applicable.

Item 5. Audit Committee of Listed Registrants

    Not applicable.

Item 6. Investments

    (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

    (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

    Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

    Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

    Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 24, 2011

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 24, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 24, 2011